UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-548-7786

Date of fiscal year end:	9/30

Date of reporting period:	6/30/10

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments

Balanced Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (39.2%)
Agency Adjustable Rate Mortgages (0.4%)
Federal Home Loan Mortgage Corp.
Conventional Pools:
6.04%, 2/1/37	$39	$42
Federal National Mortgage Association,
Conventional Pools:
2.63%, 5/1/35	80	83
5.71%, 3/1/38	27	29
		154
Agency Bond - Banking (FDIC Guaranteed) (1.1%)
Ally Financial, Inc.
2.20%, 12/19/12	450	463

Agency Fixed Rate Mortgages (12.7%)
Federal Home Loan Mortgage Corp.,
August TBA:
4.50%, 8/25/40 (a)	25	26
5.00%, 8/25/40 (a)	200	211
6.00%, 8/25/40 (a)	400	433
Gold Pools:
5.00%, 10/1/35	495	525
7.50%, 5/1/35	21	24
8.00%, 8/1/32	21	24
8.50%, 8/1/31	21	25
September TBA:
4.50%, 9/25/40 (a)	200	206
Federal National Mortgage Association,
August TBA:
4.50%, 8/25/40 (a)	500	516
5.00%, 8/25/40 (a)	300	316
6.00%, 8/25/40 (a)	50	54
Conventional Pools:
5.50%, 11/1/35 – 8/1/38	1,363	1,467
6.00%, 4/1/38 – 12/1/38	672	731
6.50%, 2/1/39	270	296
7.50%, 8/1/37	42	48
8.00%, 4/1/33	21	24
8.50%, 10/1/32	21	24
Government National Mortgage Association,
July TBA:
5.50%, 7/25/40 (a)	150	162
Various Pools:
4.50%, 6/15/39 – 5/15/40	340	355
		5,467
Asset Backed Security (0.0%)
Brazos Student Finance Corp.
2.08%, 6/25/35 (b)	15	15

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Face Amount (000)	Value (000)
Collateralized Mortgage Obligation - Agency Collateral Series (0.0%)
Federal National Mortgage Association,
IO REMIC
5.00%, 8/25/37	$181	$19

Commercial Mortgage Backed Securities (1.3%)
Citigroup Commercial Mortgage Trust,
5.89%, 12/10/49 (b)	100	102
5.92%, 3/15/49 (b)	25	27
6.30%, 12/10/49 (b)	50	51
Commercial Mortgage Pass Through Certificates
6.01%, 12/10/49 (b)	50	52
Greenwich Capital Commercial Funding Corp.
5.44%, 3/10/39	40	40
GS Mortgage Securities Corp. II
5.55%, 4/10/38 (b)	40	41
JP Morgan Chase Commercial Mortgage Securities Corp.
5.34%, 5/15/47	50	50
LB-UBS Commercial Mortgage Trust,
5.16%, 2/15/31	80	83
5.37%, 9/15/39	100	104
		550
Corporate Bonds (11.2%)
Finance (6.7%)
Abbey National Treasury Services PLC
3.88%, 11/10/14 (c)	100	99
American Express Co.
8.13%, 5/20/19	105	131
AvalonBay Communities, Inc.
6.10%, 3/15/20	100	111
Bank of America Corp.,
5.63%, 7/1/20	35	35
5.65%, 5/1/18 (d)	115	118
Barclays Bank PLC
6.75%, 5/22/19	150	167
BioMed Realty LP
6.13%, 4/15/20 (c)	25	26
Boston Properties LP
5.88%, 10/15/19	25	27
Brookfield Asset Management, Inc.
5.80%, 4/25/17	35	35
Capital One Financial Corp.
6.75%, 9/15/17	75	86
Citigroup, Inc.,
6.13%, 5/15/18	100	104
8.50%, 5/22/19 (d)	25	30
Commonwealth Bank of Australia
5.00%, 10/15/19 (c)	40	42

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Face Amount (000)	Value (000)
Credit Agricole SA
3.50%, 4/13/15 (c)	$100	$98
Credit Suisse AG
5.40%, 1/14/20	85	85
Duke Realty LP
6.75%, 3/15/20	50	53
General Electric Capital Corp.,
5.88%, 1/14/38	100	98
6.00%, 8/7/19	25	27
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	115	121
7.50%, 2/15/19	25	28
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	35	34
Health Care REIT, Inc.
6.13%, 4/15/20	25	26
HSBC Bank PLC
3.50%, 6/28/15 (c)	100	101
JPMorgan Chase & Co.,
4.95%, 3/25/20 (d)	25	26
6.30%, 4/23/19	75	85
Lloyds TSB Bank PLC
5.80%, 1/13/20 (c)	100	94
Macquarie Group Ltd.
6.00%, 1/14/20 (c)	45	46
MetLife, Inc.,
7.72%, 2/15/19 (d)	35	42
NASDAQ OMX Group, Inc. (The)
5.55%, 1/15/20	50	51
Nomura Holdings, Inc.
6.70%, 3/4/20	35	37
Pacific LifeCorp
6.00%, 2/10/20 (c)	25	27
PNC Funding Corp.
6.70%, 6/10/19	50	57
Prudential Financial, Inc.
7.38%, 6/15/19	70	81
Regions Financial Corp.
5.75%, 6/15/15 (d)	40	40
Reinsurance Group of America, Inc.
6.45%, 11/15/19	50	53
Simon Property Group LP
6.75%, 5/15/14 (d)	75	84
Standard Chartered PLC
3.85%, 4/27/15 (c)	100	101
US Central Federal Credit Union
1.90%, 10/19/12	250	255
WEA Finance LLC/WT Finance Australia Property Ltd.
6.75%, 9/2/19 (c)	50	56

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Face Amount (000)	Value (000)
Wells Fargo & Co.
5.63%, 12/11/17	$70	$77
		2,894
Industrials (4.0%)
Anadarko Petroleum Corp.
6.95%, 6/15/19 (d)	35	31
ArcelorMittal
9.85%, 6/1/19 (d)	25	31
AT&T, Inc.
6.30%, 1/15/38	80	87
AutoNation, Inc.
6.75%, 4/15/18	50	50
Cenovus Energy, Inc.
5.70%, 10/15/19	25	28
Comcast Corp.
5.70%, 5/15/18	110	121
CVS Caremark Corp.
6.60%, 3/15/19	80	93
Delhaize America, Inc.
9.00%, 4/15/31	65	89
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
5.88%, 10/1/19	35	38
DISH DBS Corp.
7.13%, 2/1/16 (d)	35	35
Hess Corp.
6.00%, 1/15/40	35	36
Home Depot, Inc.
5.88%, 12/16/36	30	31
JC Penney Co., Inc.
5.65%, 6/1/20	10	10
JC Penney Corp., Inc.
6.38%, 10/15/36	28	27
Kohl’s Corp.
6.88%, 12/15/37	30	36
Kraft Foods, Inc.
7.00%, 8/11/37	80	95
Mosaic Co. (The)
7.63%, 12/1/16 (c)	75	81
Motiva Enterprises LLC
5.75%, 1/15/20 (c)(d)	25	28
NBC Universal, Inc.
5.15%, 4/30/20 (c)	55	58
New Communications Holdings, Inc.
8.50%, 4/15/20 (c)	55	55
News America, Inc.
7.85%, 3/1/39	60	74
Petrobras International Finance Co.
5.75%, 1/20/20	90	91

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Face Amount (000)	Value (000)
Qwest Corp.
6.50%, 6/1/17	$30	$30
Rio Tinto Finance USA Ltd.
9.00%, 5/1/19	60	79
Southern Copper Corp.,
5.38%, 4/16/20 (d)	15	15
6.75%, 4/16/40	15	15
Telecom Italia Capital SA
7.18%, 6/18/19	105	113
Time Warner Cable, Inc.
8.25%, 4/1/19	25	31
Verizon Communications, Inc.
8.95%, 3/1/39	115	163
Weatherford International Ltd.
9.63%, 3/1/19	35	42
Xerox Corp.
5.63%, 12/15/19	20	21
		1,734
Utilities (0.5%)
EDF SA
4.60%, 1/27/20 (c)	25	26
Energy Transfer Partners LP
9.00%, 4/15/19	25	29
Enterprise Products Operating LLC
5.20%, 9/1/20	50	51
EQT Corp.
8.13%, 6/1/19	25	30
FirstEnergy Solutions Corp.
6.05%, 8/15/21	40	41
Plains All American Pipeline L.P. / PAA Finance Corp.
8.75%, 5/1/19	30	36
		213
		4,841
Mortgages - Other (1.4%)
Banc of America Mortgage Securities, Inc.
1.25%, 1/25/36 (b)	103	82
Countrywide Home Loan Mortgage Pass Through Trust
6.00%, 8/25/37	105	89
First Horizon Alternative Mortgage Securities,
5.00%, 11/25/20	65	61
6.25%, 8/25/36	51	40
GMAC Mortgage Corp. Loan Trust
4.25%, 7/25/40 (c)	175	175
Lehman Mortgage Trust
5.50%, 2/25/36	50	41
Residential Asset Securitization Trust
5.75%, 12/25/34	—@	—@

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Face Amount (000)	Value (000)
Structured Adjustable Rate Mortgage Loan Trust
5.58%, 4/25/47 (b)	$65	$39
Suntrust Alternative Loan Trust
6.00%, 12/25/35	70	50
WaMu Mortgage Pass Through Certificates
4.74%, 9/25/35 (b)	50	41
		618
Municipal Bonds (0.5%)
Chicago Transit Authority
6.20%, 12/1/40	20	21
City of Chicago
6.40%, 1/1/40	10	11
City of New York
5.97%, 3/1/36	15	16
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds
6.18%, 1/1/34	50	52
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	20	20
6.66%, 4/1/57	30	30
New York City Transitional Finance Authority
5.27%, 5/1/27	15	16
State of California, General Obligation Bonds
5.95%, 4/1/16	50	53
		219
Sovereign (0.3%)
Federative Republic of Brazil
6.00%, 1/17/17	100	110

U.S. Agency Securities (1.4%)
Federal Home Loan Mortgage Corp.,
2.50%, 1/7/14 (d)	400	415
4.88%, 6/13/18	150	170
		585
U.S. Treasury Securities (8.9%)
U.S. Treasury Bonds,
3.50%, 2/15/39	250	232
4.38%, 11/15/39 (d)	40	43
4.63%, 2/15/40 (d)	120	135
6.88%, 8/15/25	30	42
7.50%, 11/15/24 (d)	510	740
U.S. Treasury Notes,
1.38%, 9/15/12 (d)	500	508
2.38%, 10/31/14 (d)	490	505
3.00%, 8/31/16 – 9/30/16 (d)	350	365

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Face Amount (000)	Value (000)
3.25%, 12/31/16	$500	$527
3.63%, 8/15/19 (d)	690	730
		3,827
Total Fixed Income Securities (Cost $16,195)		16,868

	Shares
Common Stocks (48.5%)
Aerospace & Defense (1.8%)
Alliant Techsystems, Inc. (d)(e)	100	6
Boeing Co. (The) (d)	1,550	97
General Dynamics Corp.	1,000	59
Goodrich Corp.	300	20
Honeywell International, Inc.	2,400	94
ITT Corp. (d)	800	36
L-3 Communications Holdings, Inc. (d)	300	21
Lockheed Martin Corp. (d)	350	26
Northrop Grumman Corp.	1,400	76
Precision Castparts Corp.	500	51
Raytheon Co. (d)	1,850	90
Rockwell Collins, Inc.	600	32
United Technologies Corp. (d)	2,800	182
		790
Air Freight & Logistics (0.4%)
C.H. Robinson Worldwide, Inc.	200	11
Expeditors International of Washington, Inc.	100	4
FedEx Corp. (d)	600	42
United Parcel Service, Inc., Class B (d)	2,200	125
		182
Airlines (0.0%)
Southwest Airlines Co. (d)	1,700	19

Alternative Energy (0.2%)
Better Place LLC (e)(f)(g)	27,888	84

Auto Components (0.1%)
Johnson Controls, Inc.	1,700	46

Automobiles (0.2%)
Ford Motor Co. (d)(e)	10,400	105
Motors Liquidation Co. (d)(e)	2,200	1
		106

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Shares	Value (000)
Beverages (1.2%)
Coca-Cola Co. (The)	5,580	$280
PepsiCo, Inc.	3,825	233
		513
Biotechnology (0.6%)
Amgen, Inc. (e)	1,700	89
Biogen Idec, Inc. (d)(e)	700	33
Celgene Corp. (e)	1,000	51
Genzyme Corp. (d)(e)	800	41
Gilead Sciences, Inc. (e)	1,900	65
		279
Capital Markets (0.9%)
Ameriprise Financial, Inc. (d)	800	29
Bank of New York Mellon Corp. (The) (d)	1,700	42
Charles Schwab Corp. (The)	2,318	33
Franklin Resources, Inc. (d)	400	34
Goldman Sachs Group, Inc. (The)	1,000	131
Invesco Ltd. (d)	3,090	52
Northern Trust Corp. (d)	600	28
State Street Corp. (d)	700	24
T Rowe Price Group, Inc. (d)	700	31
		404
Chemicals (1.1%)
Air Products & Chemicals, Inc. (d)	700	45
Dow Chemical Co. (The) (d)	1,700	40
Ecolab, Inc.	900	41
EI du Pont de Nemours & Co. (d)	5,100	177
Monsanto Co.	1,346	62
PPG Industries, Inc. (d)	700	42
Praxair, Inc. (d)	800	61
		468
Commercial Banks (1.4%)
BB&T Corp. (d)	1,700	45
Fifth Third Bancorp (d)	2,200	27
KeyCorp (d)	1,100	8
M&T Bank Corp.	200	17
PNC Financial Services Group, Inc. (d)	1,500	85
Regions Financial Corp. (d)	3,800	25
SunTrust Banks, Inc. (d)	1,100	26
US Bancorp (d)	5,700	127
Wells Fargo & Co.	10,100	259
		619
Commercial Services & Supplies (0.3%)
Republic Services, Inc. (d)	1,500	44

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Shares	Value (000)
Waste Management, Inc.	2,900	$91
		135
Communications Equipment (1.2%)
Cisco Systems, Inc. (e)	15,634	333
Juniper Networks, Inc. (d)(e)	1,600	37
Motorola, Inc. (e)	1,000	7
QUALCOMM, Inc.	4,400	144
		521
Computers & Peripherals (2.2%)
Apple, Inc. (e)	2,210	556
Dell, Inc. (e)	800	10
EMC Corp. (d)(e)	5,600	103
Hewlett-Packard Co. (d)	4,600	199
NetApp, Inc. (d)(e)	1,000	37
SanDisk Corp. (e)	100	4
Western Digital Corp. (e)	900	27
		936
Construction & Engineering (0.1%)
Fluor Corp. (d)	200	8
Foster Wheeler AG (d)(e)	600	13
URS Corp. (e)	300	12
		33
Consumer Finance (0.3%)
American Express Co. (d)	2,140	85
Capital One Financial Corp. (d)	600	24
Discover Financial Services (d)	300	4
		113
Distributors (0.2%)
Genuine Parts Co. (d)	1,800	71

Diversified Financial Services (1.5%)
Bank of America Corp.	13,178	190
Citigroup, Inc. (e)	29,300	110
CME Group, Inc. (d)	184	52
IntercontinentalExchange, Inc. (e)	100	11
JPMorgan Chase & Co. (d)	7,600	278
Moody’s Corp. (d)	100	2
NYSE Euronext (d)	100	3
		646
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	12,220	296

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Shares	Value (000)
Verizon Communications, Inc.	9,500	$266
		562
Electric Utilities (0.8%)
Allegheny Energy, Inc. (d)	300	6
American Electric Power Co., Inc.	1,000	32
Duke Energy Corp. (d)	2,628	42
Edison International (d)	800	26
Entergy Corp.	200	14
Exelon Corp.	2,400	91
FirstEnergy Corp. (d)	500	18
FPL Group, Inc. (d)	800	39
Pepco Holdings, Inc. (d)	300	5
PPL Corp. (d)	800	20
Progress Energy, Inc. (d)	500	20
Southern Co.	1,600	53
		366
Electrical Equipment (0.2%)
Emerson Electric Co.	1,700	74

Electronic Equipment, Instruments & Components (0.3%)
Agilent Technologies, Inc. (e)	200	6
Amphenol Corp., Class A	800	31
Arrow Electronics, Inc. (d)(e)	400	9
Corning, Inc.	4,400	71
		117
Energy Equipment & Services (1.0%)
Baker Hughes, Inc. (d)	600	25
Cameron International Corp. (d)(e)	1,000	32
Halliburton Co.	2,200	54
National Oilwell Varco, Inc. (d)	2,200	73
Schlumberger Ltd. (d)	3,800	210
Smith International, Inc.	500	19
		413
Food & Staples Retailing (1.2%)
BJ’s Wholesale Club, Inc. (d)(e)	300	11
Costco Wholesale Corp. (d)	900	49
CVS Caremark Corp. (d)	2,800	82
Kroger Co. (The) (d)	1,100	22
Safeway, Inc. (d)	1,100	22
SUPERVALU, Inc. (d)	700	7
Sysco Corp. (d)	1,600	46
Wal-Mart Stores, Inc.	4,400	211
Walgreen Co.	2,200	59
		509

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Shares	Value (000)
Food Products (1.1%)
Archer-Daniels-Midland Co. (d)	3,802	$98
Campbell Soup Co. (d)	2,400	86
ConAgra Foods, Inc. (d)	811	19
General Mills, Inc.	1,534	55
H.J. Heinz Co. (d)	859	37
JM Smucker Co. (The)	300	18
Kellogg Co. (d)	893	45
Kraft Foods, Inc., Class A (d)	2,948	83
Ralcorp Holdings, Inc. (e)	200	11
Sara Lee Corp. (d)	1,078	15
Smithfield Foods, Inc. (d)(e)	300	4
		471
Health Care Equipment & Supplies (0.9%)
Baxter International, Inc.	1,300	53
Becton Dickinson & Co. (d)	500	34
Boston Scientific Corp. (d)(e)	3,200	18
Covidien plc	100	4
Hospira, Inc. (d)(e)	500	29
Intuitive Surgical, Inc. (d)(e)	72	23
Medtronic, Inc.	2,600	94
St. Jude Medical, Inc. (d)(e)	800	29
Stryker Corp. (d)	1,100	55
Zimmer Holdings, Inc. (d)(e)	700	38
		377
Health Care Providers & Services (1.0%)
Aetna, Inc. (d)	900	24
AmerisourceBergen Corp. (d)	600	19
Cardinal Health, Inc.	700	23
CIGNA Corp. (d)	1,200	37
Coventry Health Care, Inc. (d)(e)	500	9
Express Scripts, Inc. (e)	1,500	70
Humana, Inc. (d)(e)	300	14
Laboratory Corp. of America Holdings (d)(e)	300	23
McKesson Corp.	500	34
Medco Health Solutions, Inc. (e)	1,100	61
Omnicare, Inc. (d)	400	9
UnitedHealth Group, Inc.	2,800	79
Universal Health Services, Inc., Class B	200	8
WellPoint, Inc. (e)	900	44
		454
Hotels, Restaurants & Leisure (1.0%)
Carnival Corp.	200	6
Marriott International, Inc., Class A (d)	100	3
McDonald’s Corp.	2,800	184
Starbucks Corp. (d)	2,612	64
Starwood Hotels & Resorts Worldwide, Inc. (d)	900	37

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Shares	Value (000)
Yum! Brands, Inc.	3,500	$137
		431
Household Durables (0.2%)
D.R. Horton, Inc. (d)	900	9
Fortune Brands, Inc.	200	8
Harman International Industries, Inc. (d)(e)	100	3
Leggett & Platt, Inc. (d)	400	8
Lennar Corp., Class A (d)	400	6
Newell Rubbermaid, Inc. (d)	300	4
Pulte Group, Inc. (d)(e)	792	6
Toll Brothers, Inc. (d)(e)	800	13
Whirlpool Corp. (d)	100	9
		66
Household Products (1.3%)
Colgate-Palmolive Co.	1,092	86
Kimberly-Clark Corp.	1,100	67
Procter & Gamble Co. (The) (d)	6,680	400
		553
Independent Power Producers & Energy Traders (0.1%)
AES Corp. (The) (e)	1,800	17
Constellation Energy Group, Inc. (d)	100	3
NRG Energy, Inc. (d)(e)	300	6
		26
Industrial Conglomerates (0.9%)
3M Co. (d)	1,500	119
General Electric Co.	18,500	267
Textron, Inc. (d)	500	8
		394
Information Technology Services (2.0%)
Automatic Data Processing, Inc. (d)	3,000	121
Cognizant Technology Solutions Corp., Class A (e)	900	45
Computer Sciences Corp.	300	14
Fidelity National Information Services, Inc.	100	3
International Business Machines Corp.	4,100	506
Mastercard, Inc., Class A (d)	282	56
Paychex, Inc. (d)	300	8
Visa, Inc., Class A (d)	1,047	74
Western Union Co. (The)	2,700	40
		867
Insurance (1.9%)
Aflac, Inc.	1,200	51
Allstate Corp. (The)	1,300	37

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Shares	Value (000)
AON Corp. (d)	500	$19
Berkshire Hathaway, Inc., Class B (d)(e)	3,500	279
Chubb Corp.	2,300	115
Genworth Financial, Inc., Class A (e)	600	8
Hartford Financial Services Group, Inc. (d)	900	20
Lincoln National Corp. (d)	300	7
Loews Corp.	1,100	37
Marsh & McLennan Cos., Inc. (d)	1,100	25
MetLife, Inc.	1,700	64
PartnerRe Ltd.	100	7
Principal Financial Group, Inc.	300	7
Progressive Corp. (The)	1,200	23
Prudential Financial, Inc.	1,200	64
Torchmark Corp.	100	5
Travelers Cos., Inc. (The) (d)	900	44
WR Berkley Corp. (d)	200	5
		817
Internet & Catalog Retail (0.1%)
Amazon.com, Inc. (d)(e)	396	43

Internet Software & Services (0.8%)
eBay, Inc. (d)(e)	2,859	56
Google, Inc., Class A (e)	637	283
Yahoo!, Inc. (d)(e)	2,000	28
		367
Leisure Equipment & Products (0.1%)
Eastman Kodak Co. (d)(e)	700	3
Hasbro, Inc.	200	8
Mattel, Inc. (d)	500	11
		22
Life Sciences Tools & Services (0.2%)
Life Technologies Corp. (d)(e)	700	33
Thermo Fisher Scientific, Inc. (e)	1,300	64
		97
Machinery (1.2%)
Caterpillar, Inc. (d)	2,900	174
Cummins, Inc. (d)	900	59
Danaher Corp. (d)	1,200	45
Deere & Co. (d)	1,100	61
Eaton Corp. (d)	300	20
Illinois Tool Works, Inc. (d)	1,200	49
Ingersoll-Rand plc (d)	900	31
PACCAR, Inc. (d)	955	38
Parker Hannifin Corp.	350	19

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Shares	Value (000)
Snap-On, Inc. (d)	100	$4
		500
Media (1.5%)
CBS Corp., Class B	1,500	20
Comcast Corp., Class A	6,000	104
DIRECTV, Class A (d)(e)	2,100	71
Liberty Media Corp. - Starz (e)	100	5
McGraw-Hill Cos., Inc. (The) (d)	500	14
News Corp., Class A	5,600	67
Omnicom Group, Inc.	1,100	38
Time Warner Cable, Inc. (d)	760	40
Time Warner, Inc.	2,433	70
Viacom, Inc., Class B	1,700	53
Walt Disney Co. (The) (d)	5,200	164
		646
Metals & Mining (0.5%)
AK Steel Holding Corp. (d)	1,000	12
Alcoa, Inc. (d)	2,300	23
Freeport-McMoRan Copper & Gold, Inc. (d)	1,300	77
Newmont Mining Corp.	1,300	80
Nucor Corp. (d)	800	31
		223
Multiline Retail (0.3%)
Kohl’s Corp. (e)	700	33
Macy’s, Inc.	1,100	20
Target Corp.	1,400	69
		122
Multi-Utilities (0.8%)
CenterPoint Energy, Inc.	6,200	82
Consolidated Edison, Inc. (d)	500	22
Dominion Resources, Inc. (d)	1,400	54
DTE Energy Co. (d)	100	5
Integrys Energy Group, Inc. (d)	1,600	70
NiSource, Inc.	100	1
PG&E Corp. (d)	800	33
Public Service Enterprise Group, Inc. (d)	1,000	31
Sempra Energy (d)	500	23
Wisconsin Energy Corp.	100	5
Xcel Energy, Inc. (d)	1,000	21
		347
Office Electronics (0.0%)
Xerox Corp.	2,400	19

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Shares	Value (000)
Oil, Gas & Consumable Fuels (4.3%)
Anadarko Petroleum Corp. (d)	1,300	$47
Apache Corp.	1,000	84
Chesapeake Energy Corp. (d)	1,600	34
Chevron Corp.	4,000	271
ConocoPhillips	4,100	201
Consol Energy, Inc. (d)	400	14
Devon Energy Corp.	900	55
El Paso Corp.	900	10
EOG Resources, Inc. (d)	700	69
Exxon Mobil Corp. (d)	9,777	558
Hess Corp.	900	45
Marathon Oil Corp. (d)	4,000	124
Murphy Oil Corp. (d)	300	15
Noble Energy, Inc. (d)	400	24
Occidental Petroleum Corp.	2,200	170
Peabody Energy Corp. (d)	600	23
Range Resources Corp.	245	10
Southwestern Energy Co. (e)	1,100	43
Spectra Energy Corp. (d)	1,400	28
Valero Energy Corp. (d)	1,000	18
Williams Cos., Inc. (The)	1,000	18
		1,861
Paper & Forest Products (0.1%)
International Paper Co. (d)	1,100	25
Weyerhaeuser Co.	300	10
		35
Personal Products (0.1%)
Avon Products, Inc.	1,390	37

Pharmaceuticals (3.0%)
Abbott Laboratories	4,000	187
Allergan, Inc.	1,088	63
Bristol-Myers Squibb Co. (d)	6,300	157
Eli Lilly & Co. (d)	2,400	80
Forest Laboratories, Inc. (d)(e)	700	19
Johnson & Johnson (d)	7,400	437
King Pharmaceuticals, Inc. (d)(e)	600	5
Merck & Co., Inc. (d)	5,760	202
Pfizer, Inc.	11,020	157
		1,307
Real Estate Investment Trusts (REITs) (0.7%)
Boston Properties, Inc. REIT (d)	282	20
Equity Residential REIT (d)	437	18
HCP, Inc. REIT	900	29
Health Care, Inc. REIT	1,700	72
Plum Creek Timber Co., Inc. REIT (d)	1,900	66

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Shares	Value (000)
Public Storage REIT (d)	95	$8
Simon Property Group, Inc. REIT (d)	906	73
Vornado Realty Trust REIT	290	21
		307
Road & Rail (0.5%)
CSX Corp. (d)	1,200	60
Kansas City Southern (d)(e)	400	14
Norfolk Southern Corp.	900	48
Union Pacific Corp. (d)	1,100	76
		198
Semiconductors & Semiconductor Equipment (1.3%)
Applied Materials, Inc.	4,863	58
Broadcom Corp., Class A	1,430	47
Intel Corp.	19,150	373
MEMC Electronic Materials, Inc. (d)(e)	400	4
Texas Instruments, Inc.	3,778	88
		570
Software (2.1%)
Adobe Systems, Inc. (e)	1,998	53
Citrix Systems, Inc. (e)	700	29
Intuit, Inc. (e)	900	31
McAfee, Inc. (d)(e)	500	15
Microsoft Corp.	21,500	495
Oracle Corp.	9,300	200
Salesforce.com, Inc. (d)(e)	701	60
Symantec Corp. (d)(e)	1,700	24
TIBCO Software, Inc. (d)(e)	700	8
		915
Specialty Retail (0.7%)
Bed Bath & Beyond, Inc. (d)(e)	400	15
Best Buy Co., Inc. (d)	600	21
GameStop Corp., Class A (e)	800	15
Gap, Inc. (The) (d)	1,300	25
Home Depot, Inc.	3,300	93
Lowe’s Cos., Inc.	2,900	59
Staples, Inc.	1,800	34
TJX Cos., Inc. (d)	600	25
		287
Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	1,400	51
NIKE, Inc., Class B	1,000	68
Polo Ralph Lauren Corp. (d)	100	7

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Shares	Value (000)
VF Corp. (d)	100	$7
		133
Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc. (d)	1,300	16

Tobacco (0.8%)
Altria Group, Inc. (d)	4,030	81
Philip Morris International, Inc.	4,930	226
Reynolds American, Inc. (d)	400	21
		328
Wireless Telecommunication Services (0.2%)
American Tower Corp., Class A (e)	1,000	44
Sprint Nextel Corp. (d)(e)	8,000	34
		78
Total Common Stocks (Cost $22,470)		20,920
Investment Company (0.0%)
iShares MSCI EMU Index Fund (Cost $9)	200	6

Short-Term Investments (43.3%)
Investment Company (10.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h)	4,664,219	4,664

Securities held as Collateral on Loaned Securities (27.7%)
Investment Companies (22.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h)	9,847,390	9,847

	Face Amount (000)
Repurchase Agreements (4.9%)
Bank of America Securities, LLC, (0.05%, dated 6/30/10, due 7/01/10; proceeds $2,104; fully collateralized by a U.S. Government Agency security at the date of this Portfolio of Investments as follows: Government National Mortgage Association; 5.00% due 5/20/40; valued at $2,146)	$2,104	2,104
		11,951
U.S. Treasury Securities (4.8%)
U.S. Treasury Bills 0.15%, 8/5/10 (i)	800	800

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Face Amount (000)	Value (000)
0.20%, 10/28/10 (i)(j)	$50	$50
0.21%, 9/2/10 (i)	800	800
0.25%, 2/10/11 (i)	400	399
		2,049
Total Short-Term Investments (Cost $18,664)		18,664
Total Investments (130.9%) (Cost $57,338) - Including $12,073 of Securities Loaned +		56,458
Liabilities in Excess of Other Assets (-30.9%)		(13,335)
Net Assets (100.0%)		$43,123

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2010.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

The value of loaned securities and related collateral outstanding at June 30, 2010 were $12,073,000 and $11,951,000, respectively. The Portfolio received cash collateral of $11,951,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $463,000 was received in the form of a common stock and U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(e)	Non-income producing security.
(f)

At June 30, 2010, the Portfolio held approximately $84,000 of fair valued securities, representing 0.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(g)	Security has been deemed illiquid at June 30, 2010.
(h)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(i)	Rate shown is the yield to maturity at June 30, 2010.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
+

At June 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $57,338,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $880,000 of which $1,198,000 related to appreciated securities and $2,078,000 related to depreciated securities.

@	Value is less than $500.

IO	Interest Only
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
AUD	1	$1	7/15/10	USD	1	$1	@
CAD	458	430	7/15/10	USD	448	448	18
CHF	1	1	7/15/10	USD	1	1	@
NOK	1	@	7/15/10	USD	@	@	@
SEK	26	3	7/15/10	USD	3	3	@
USD	461	461	7/15/10	CAD	475	446	(15)
USD	423	423	7/15/10	CAD	449	422	(1)
USD	7	7	7/15/10	EUR	5	7	@
USD	@	@	7/15/10	JPY	18	@	@
USD	2	2	7/15/10	MXN	21	2	@
USD	@	@	7/15/10	NOK	2	@	@
USD	1	1	7/15/10	RUB	28	1	@
USD	3	3	7/15/10	SEK	26	3	@
		$1,332				$1,334	$2

@		Value is less than $500.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
RUB	—	Russian Ruble
SEK	—	Swedish Krona
USD	—	United States Dollar

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
DJ Euro Stoxx 50
	1	$31	Sep-10	$(1)
S&P 500 Emini
	97	4,979	Sep-10	(380)
U.S. Treasury 10 yr. Note
	1	123	Sep-10	1
U.S. Treasury 5 yr. Note
	35	4,142	Sep-10	62
Short:
Russell 2000 Mini
	14	(851)	Sep-10	79
U.S. Treasury 10 yr. Note
	15	(1,838)	Sep-10	(32)
U.S. Treasury 2 yr. Note
	19	(4,158)	Sep-10	(17)
U.S. Treasury 30 yr. Bond
	2	(255)	Sep-10	(5)
				$(293)

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Pay	5.45%	5/5/25	$810	$(2)
Bank of America	3 Month LIBOR	Receive	4.92	5/7/25	770	(9)
Credit Suisse	3 Month LIBOR	Receive	2.63	3/11/15	1,770	(53)
						$(64)

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank	$235	3 Month LIBOR	Receive	11/15/20	$(7)
JPMorgan Chase	341	3 Month LIBOR	Receive	11/15/22	(24)
					$(31)

LIBOR  London Interbank Offered Rate

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010.  (See Notes to Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$154	$—	$154
Agency Bond - Banking (FDIC Guaranteed)	—	463	—	463
Agency Fixed Rate Mortgages	—	5,467	—	5,467
Asset Backed Security	—	15	—	15
Collateralized Mortgage Obligation - Agency Collateral Series	—	19	—	19
Commercial Mortgage Backed Securities	—	550	—	550
Corporate Bonds
Finance	—	2,894	—	2,894
Industrials	—	1,734	—	1,734
Utilities	—	213	—	213
Total Corporate Bonds	—	4,841	—	4,841
Mortgages - Other	—	618	—	618
Municipal Bonds	—	219	—	219
Sovereign	—	110	—	110
U.S. Agency Securities	—	585	—	585
U.S. Treasury Securities	—	3,827	—	3,827
Total Fixed Income Securities	—	16,868	—	16,868
Common Stocks
Aerospace & Defense	790	—	—	790
Air Freight & Logistics	182	—	—	182
Airlines	19	—	—	19
Alternative Energy	—	—	84	84
Auto Components	46	—	—	46
Automobiles	106	—	—	106
Beverages	513	—	—	513
Biotechnology	279	—	—	279
Capital Markets	404	—	—	404
Chemicals	468	—	—	468
Commercial Banks	619	—	—	619
Commercial Services & Supplies	135	—	—	135
Communications Equipment	521	—	—	521
Computers & Peripherals	936	—	—	936
Construction & Engineering	33	—	—	33
Consumer Finance	113	—	—	113
Distributors	71	—	—	71
Diversified Financial Services	646	—	—	646
Diversified Telecommunication Services	562	—	—	562
Electric Utilities	366	—	—	366
Electrical Equipment	74	—	—	74
Electronic Equipment, Instruments & Components	117	—	—	117
Energy Equipment & Services	413	—	—	413
Food & Staples Retailing	509	—	—	509
Food Products	471	—	—	471

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

Fair Value Measurement Information: (cont’d)

Health Care Equipment & Supplies	377	—	—	377
Health Care Providers & Services	454	—	—	454
Hotels, Restaurants & Leisure	431	—	—	431
Household Durables	66	—	—	66
Household Products	553	—	—	553
Independent Power Producers & Energy Traders	26	—	—	26
Industrial Conglomerates	394	—	—	394
Information Technology Services	867	—	—	867
Insurance	817	—	—	817
Internet & Catalog Retail	43	—	—	43
Internet Software & Services	367	—	—	367
Leisure Equipment & Products	22	—	—	22
Life Sciences Tools & Services	97	—	—	97
Machinery	500	—	—	500
Media	646	—	—	646
Metals & Mining	223	—	—	223
Multiline Retail	122	—	—	122
Multi-Utilities	347	—	—	347
Office Electronics	19	—	—	19
Oil, Gas & Consumable Fuels	1,861	—	—	1,861
Paper & Forest Products	35	—	—	35
Personal Products	37	—	—	37
Pharmaceuticals	1,307	—	—	1,307
Real Estate Investment Trusts (REITs)	307	—	—	307
Road & Rail	198	—	—	198
Semiconductors & Semiconductor Equipment	570	—	—	570
Software	915	—	—	915
Specialty Retail	287	—	—	287
Textiles, Apparel & Luxury Goods	133	—	—	133
Thrifts & Mortgage Finance	16	—	—	16
Tobacco	328	—	—	328
Wireless Telecommunication Services	78	—	—	78
Total Common Stocks	20,836	—	84	20,920
Investment Company	6	—	—	6
Short-Term Investments
Investment Company	14,511	—	—	14,511
Repurchase Agreements	—	2,104	—	2,104
U.S. Treasury Securities	—	2,049	—	2,049
Total Short-Term Investments	14,511	4,153	—	18,664
Foreign Currency Exchange Contracts	—	18	—	18
Futures Contracts	142	—	—	142
Total Assets	35,495	21,039	84	56,618

Liabilities:
Foreign Currency Exchange Contracts	—	16	—	16
Futures Contracts	435	—	—	435
Interest Rate Swap Agreements	—	64	—	64
Zero Coupon Swap Agreements	—	31	—	31
Total Liabilities	435	111	—	546
Total	$35,060	$20,928	$84	$56,072

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

Fair Value Measurement Information: (cont’d)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks (000)	Fixed Income Securities (000)
Balance as of 9/30/09	$—	$ @
Accrued discounts/premiums	—	—
Realized gains (losses)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	84	(@	)
Transfers in for Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 6/30/10	$84	$—
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/10.	$—	$—

@            Value is less than $500.

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments

Mid Cap Growth Portfolio

	Shares	Value (000)

Common Stocks (94.1%)
Consumer Discretionary (25.8%)
Accor SA (a)	1,279,690	$58,768
Ctrip.com International Ltd. ADR (a)	3,579,601	134,450
Discovery Communications, Inc., Class C (a)	1,457,014	45,065
Fastenal Co.	1,398,448	70,188
Gafisa SA ADR	3,216,886	38,956
Groupe Aeroplan, Inc.	4,290,277	35,707
Las Vegas Sands Corp. (a)	4,759,514	105,376
Li & Fung Ltd.	31,311,900	140,168
Morningstar, Inc. (a)	1,515,707	64,448
NetFlix, Inc. (a)	627,601	68,189
NVR, Inc. (a)	81,918	53,659
Priceline.com, Inc. (a)	503,538	88,895
Sears Holdings Corp. (a)	427,024	27,607
Strayer Education, Inc.	263,775	54,836
Wynn Resorts Ltd.	1,669,471	127,331
		1,113,643
Consumer Staples (1.0%)
Coca-Cola Enterprises, Inc.	1,739,184	44,975

Energy (5.9%)
Better Place LLC (a)(b)(c)	7,507,951	22,524
Petrohawk Energy Corp. (a)	1,140,291	19,351
Range Resources Corp.	2,012,668	80,809
Ultra Petroleum Corp. (a)	2,927,760	129,553
		252,237
Financial Services (12.3%)
Calamos Asset Management, Inc., Class A	1,147,705	10,651
CIT Group, Inc. (a)	1,197,739	40,555
Greenhill & Co., Inc.	1,054,987	64,491
IntercontinentalExchange, Inc. (a)	555,485	62,787
Moody’s Corp.	901,874	17,965
MSCI, Inc., Class A (a)	3,545,787	97,155
Redecard SA	4,952,287	69,963
T. Rowe Price Group, Inc.	1,057,366	46,937
Verisk Analytics, Inc., Class A (a)	4,019,837	120,193
		530,697
Health Care (14.0%)
Gen-Probe, Inc. (a)	1,701,745	77,293
IDEXX Laboratories, Inc. (a)	1,118,026	68,088
Illumina, Inc. (a)	2,889,256	125,769
Intuitive Surgical, Inc. (a)	178,945	56,479
Ironwood Pharmaceuticals, Inc. (a)(c)	2,088,679	24,061
Mead Johnson Nutrition Co.	2,243,990	112,469
Stericycle, Inc. (a)	1,132,291	74,256
Techne Corp.	1,161,817	66,746
		605,161
Materials & Processing (4.8%)
Intrepid Potash, Inc. (a)	1,597,620	31,265

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Mid Cap Growth Portfolio

	Shares	Value (000)
Martin Marietta Materials, Inc.	873,232	$74,059
Rockwood Holdings, Inc. (a)	2,021,669	45,872
Schindler Holding AG	479,439	40,313
Texas Industries, Inc.	546,546	16,145
		207,654
Producer Durables (12.5%)
C.H. Robinson Worldwide, Inc.	1,156,326	64,361
Corporate Executive Board Co. (The)	1,236,128	32,473
Covanta Holding Corp. (a)	4,483,778	74,386
Expeditors International of Washington, Inc.	2,398,904	82,786
Intertek Group PLC	4,217,865	90,210
Leucadia National Corp. (a)	3,323,438	64,840
Nalco Holding Co.	2,839,422	58,095
New Oriental Education & Technology Group, Inc. ADR (a)	791,098	73,722
		540,873
Technology (17.8%)
Akamai Technologies, Inc. (a)	2,098,666	85,143
Alibaba.com Ltd.	30,941,500	61,066
Autodesk, Inc. (a)	1,993,067	48,551
Equinix, Inc. (a)	449,675	36,523
IHS, Inc., Class A (a)	973,285	56,859
Millicom International Cellular SA	498,778	40,436
Red Hat, Inc. (a)	2,320,468	67,154
Rovi Corp. (a)	1,087,675	41,234
Salesforce.com, Inc. (a)	1,476,261	126,693
Solera Holdings, Inc.	2,447,351	88,594
Teradata Corp. (a)	3,790,614	115,538
		767,791
Total Common Stocks (Cost $4,007,494)		4,063,031
Preferred Stocks (0.4%)
Health Care (0.4%)
Ironwood Pharmaceuticals, Inc. (Convertible) (b)(c) (Cost $15,974)	1,331,207	15,336

Short-Term Investment (4.3%)
Investment Company (4.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $183,966)	183,966,484	183,966
Total Investments (98.8%) (Cost $4,207,434) (e)+		4,262,333
Other Assets in Excess of Liabilities (1.2%)		53,824
Net Assets (100.0%)		$4,316,157

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at June 30, 2010.

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Mid Cap Growth Portfolio

(c)

At June 30, 2010, the Portfolio held approximately $61,921,000 of fair valued securities, representing 1.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(e)

The approximate market value and percentage of total investments, $390,526,000 and 9.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

+

At June 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $4,207,434,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $54,899,000 of which $561,799,000 related to appreciated securities and $506,900,000 related to depreciated securities.

ADR	American Depositary Receipt

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Mid Cap Growth Portfolio

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
USD	2,335	$2,335	7/1/10	CHF	2,539	$2,356	$21
USD	7,948	7,948	7/2/10	CHF	8,588	7,968	20
USD	2,697	2,697	7/2/10	CHF	2,905	2,695	(2)
		$12,980				$13,019	$39

CHF	—	Swiss Franc
USD	—	United States Dollar

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Mid Cap Growth Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010.  (See Notes to Portfolio of Investments for further information regarding the fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Consumer Discretionary	$914,707	$198,936	$—	$1,113,643
Consumer Staples	44,975	—	—	44,975
Energy	229,713	—	22,524	252,237
Financial Services	530,697	—	—	530,697
Health Care	581,100	—	24,061	605,161
Materials & Processing	167,341	40,313	—	207,654
Producer Durables	450,663	90,210	—	540,873
Technology	706,725	61,066	—	767,791
Total Common Stocks	3,625,921	390,525	46,585	4,063,031
Preferred Stocks
Health Care	—	—	15,336	15,336
Short-Term Investment
Investment Company	183,966	—	—	183,966
Foreign Currency Exchange Contracts	—	41	—	41
Total Assets	3,809,887	390,566	61,921	4,262,374

Liabilities:
Foreign Currency Exchange Contracts	—	2	—	2
Total	$3,809,887	$390,564	$61,921	$4,262,372

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks (000)	Preferred Stocks (000)
Balance as of 09/30/09	$—	$15,974
Accrued discounts/premiums	—	—
Realized gains (losses)	—	—
Change in unrealized appreciation (depreciation)	563	(638)
Net purchases (sales)	46,022	—
Transfers in for Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 6/30/10	$46,585	$15,336
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/10.	$563	$(638)

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (99.0%)
Agency Adjustable Rate Mortgages (1.9%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.50%, 5/1/37	$308	$327
5.91%, 12/1/36	232	247
6.04%, 2/1/37	144	153
Federal National Mortgage Association,
Conventional Pools:
4.47%, 7/1/35	235	243
5.71%, 3/1/38	133	141
Government National Mortgage Association,
Various Pools:
3.38%, 2/20/25 – 3/20/25	36	38
3.63%, 8/20/25 – 9/20/27	69	72
4.38%, 4/20/25 – 6/20/25	294	304
		1,525
Agency Bond - Banking (FDIC Guaranteed) (2.8%)
Ally Financial, Inc.
2.20%, 12/19/12 (a)	2,140	2,200

Agency Fixed Rate Mortgages (34.4%)
Federal Home Loan Mortgage Corp.,
August TBA:
5.00%, 8/25/40 (b)	1,325	1,396
5.50%, 8/25/40 (b)	175	187
6.00%, 8/25/40 (b)	1,550	1,679
Gold Pools:
5.00%, 10/1/35	1,819	1,929
6.00%, 5/1/37 – 8/1/37	495	539
6.50%, 4/1/29	53	59
7.50%, 5/1/35	84	97
8.00%, 8/1/32	42	48
8.50%, 8/1/31	64	76
September TBA:
4.50%, 9/25/40 (b)	1,525	1,569
Federal National Mortgage Association,
August TBA:
4.50%, 8/25/40 (b)	2,275	2,350
5.00%, 8/25/40 (b)	300	316
6.00%, 8/25/40 (b)	1,410	1,527
Conventional Pools:
5.00%, 3/1/39	1,499	1,588
5.50%, 4/1/34 – 8/1/38	6,189	6,659
6.00%, 4/1/38 – 12/1/38	2,589	2,812
6.50%, 7/1/29 – 2/1/39	1,019	1,131
7.00%, 10/1/31 – 12/1/31	5	6
7.50%, 8/1/37	147	167
8.00%, 4/1/33	105	122
8.50%, 10/1/32	104	121
Government National Mortgage Association,
July TBA:
5.50%, 7/25/40 (b)	775	837

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Various Pools:
4.50%, 6/15/39 – 5/15/40	$1,560	$1,629
		26,844
Asset Backed Securities (1.1%)
Ally Master Owner Trust
2.88%, 4/15/15 (c)	225	229
ARI Fleet Lease Trust
1.80%, 8/15/18 (c)(d)	139	139
Brazos Student Finance Corp.
2.08%, 6/25/35 (d)	80	80
Chesapeake Funding LLC
2.35%, 12/15/20 (c)(d)	200	201
GE Dealer Floorplan Master Note Trust
1.90%, 10/20/14 (c)(d)	225	225
		874
Collateralized Mortgage Obligations - Agency Collateral Series (0.0%)
Federal Home Loan Mortgage Corp.,
IO STRIPS
8.00%, 1/1/28	29	8
Federal National Mortgage Association,
IO REMIC
6.75%, 12/25/17 (d)	14	1
		9
Commercial Mortgage Backed Securities (3.4%)
Banc of America Commercial Mortgage, Inc.
5.93%, 2/10/51 (d)	450	471
Bear Stearns Commercial Mortgage Securities
5.47%, 1/12/45 (d)	325	337
Citigroup Commercial Mortgage Trust,
5.43%, 10/15/49	200	204
5.89%, 12/10/49 (d)	402	410
Commercial Mortgage Pass Through Certificates
6.01%, 12/10/49 (d)	350	362
Gemsco Mortgage Pass-Through Certificate
8.70%, 11/25/10 (e)(f)	—@	—@
Greenwich Capital Commercial Funding Corp.
5.44%, 3/10/39	100	100
GS Mortgage Securities Corp. II
5.55%, 4/10/38 (d)	100	103
LB-UBS Commercial Mortgage Trust,
5.16%, 2/15/31	325	339
5.37%, 9/15/39	300	311
		2,637

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Corporate Bonds (32.2%)
Finance (16.4%)
Abbey National Treasury Services PLC
3.88%, 11/10/14 (c)	$140	$138
Aegon N.V.
4.63%, 12/1/15	175	179
AIG SunAmerica Global Financing VI
6.30%, 5/10/11 (c)	365	370
American Express Co.
8.13%, 5/20/19	240	298
AvalonBay Communities, Inc.
6.10%, 3/15/20 (a)	145	161
Bank of America Corp.
5.75%, 12/1/17	685	711
Barclays Bank PLC
6.75%, 5/22/19	220	245
Bear Stearns Cos. LLC (The),
6.40%, 10/2/17	25	28
7.25%, 2/1/18	170	199
Boston Properties LP
5.88%, 10/15/19	100	107
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	115	116
7.13%, 6/15/12	60	64
Capital One Financial Corp.
6.75%, 9/15/17	200	229
Catlin Insurance Co., Ltd.
7.25%, (c)(d)(g)	155	125
Citigroup, Inc.,
5.88%, 5/29/37 (a)	150	141
6.13%, 11/21/17 – 5/15/18	195	204
8.50%, 5/22/19 (a)	240	287
Credit Agricole SA
3.50%, 4/13/15 (c)	290	284
Credit Suisse AG
5.40%, 1/14/20 (a)	150	149
Credit Suisse, New York,
5.30%, 8/13/19	170	181
6.00%, 2/15/18 (a)	60	63
Duke Realty LP
6.75%, 3/15/20	150	158
General Electric Capital Corp.
6.00%, 8/7/19	670	727
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	480	504
7.50%, 2/15/19	110	123
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	175	170
HBOS PLC
6.75%, 5/21/18 (c)	340	319

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
HSBC Bank PLC
3.50%, 6/28/15 (c)	$140	$141
HSBC Finance Corp.
6.75%, 5/15/11	235	245
JPMorgan Chase & Co.,
3.40%, 6/24/15	40	40
4.95%, 3/25/20 (a)	110	115
6.00%, 1/15/18 (a)	95	105
6.30%, 4/23/19	75	85
MetLife, Inc.
7.72%, 2/15/19 (a)	220	262
NASDAQ OMX Group, Inc. (The)
5.55%, 1/15/20	170	174
National Australia Bank Ltd.
3.75%, 3/2/15 (c)	130	133
Nationwide Building Society
6.25%, 2/25/20 (c)	345	365
Pacific LifeCorp
6.00%, 2/10/20 (c)	125	133
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	120	129
PNC Funding Corp.,
6.70%, 6/10/19	125	143
Principal Financial Group, Inc.
8.88%, 5/15/19	100	123
Prudential Financial, Inc.,
4.75%, 9/17/15	80	83
7.38%, 6/15/19	170	197
Rabobank Nederland N.V.
4.75%, 1/15/20 (c)	335	345
Reinsurance Group of America, Inc.
6.45%, 11/15/19	135	145
Royal Bank of Scotland PLC (The)
4.88%, 3/16/15	295	294
Santander US Debt SA Unipersonal
3.72%, 1/20/15 (c)	200	192
Simon Property Group LP,
5.65%, 2/1/20 (a)	25	27
6.75%, 5/15/14 (a)	130	146
Standard Chartered Bank
6.40%, 9/26/17 (c)	100	108
Standard Chartered PLC
3.85%, 4/27/15 (c)	100	101
Svenska Handelsbanken AB
5.13%, 3/30/20 (c)	175	180
UBS AG
5.88%, 12/20/17 (a)	135	143

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
US Bank NA
3.78%, 4/29/20 (d)	$250	$254
US Central Federal Credit Union
1.90%, 10/19/12 (a)	940	960
WEA Finance LLC/WT Finance Australia Property Ltd.
6.75%, 9/2/19 (c)	200	223
Wells Fargo & Co.
5.63%, 12/11/17 (a)	305	334
Xlliac Global Funding
4.80%, 8/10/10 (c)	580	581
		12,786
Industrials (12.7%)
Agilent Technologies, Inc.
5.50%, 9/14/15	120	129
Altria Group, Inc.,
4.13%, 9/11/15 (a)	50	51
9.25%, 8/6/19 (a)	125	156
Anadarko Petroleum Corp.
6.95%, 6/15/19 (a)	150	131
Anglo American Capital PLC
9.38%, 4/8/19 (c)	200	258
Anheuser-Busch InBev Worldwide, Inc.
7.20%, 1/15/14 (c)	205	236
ArcelorMittal
9.85%, 6/1/19	100	125
AT&T, Inc.,
6.15%, 9/15/34	200	211
6.30%, 1/15/38	150	163
BAT International Finance PLC
9.50%, 11/15/18 (c)	165	217
Bunge Ltd. Finance Corp.
8.50%, 6/15/19 (a)	85	102
Cenovus Energy, Inc.
5.70%, 10/15/19 (a)	125	137
Comcast Corp.,
5.15%, 3/1/20 (a)	75	79
5.70%, 5/15/18	215	237
ConAgra Foods, Inc.
8.25%, 9/15/30	140	181
Corning, Inc.,
6.63%, 5/15/19	30	35
7.25%, 8/15/36	50	56
COX Communications, Inc.
8.38%, 3/1/39 (c)	25	34
CSX Corp.
6.15%, 5/1/37 (a)	55	60
CVS Pass-Through Trust
6.04%, 12/10/28	352	361

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Daimler Finance North America LLC,
7.30%, 1/15/12	$95	$102
8.50%, 1/18/31	55	70
Delhaize America, Inc.
9.00%, 4/15/31	75	103
Deutsche Telekom International Finance BV
8.75%, 6/15/30	65	84
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
5.88%, 10/1/19	150	164
Discovery Communications LLC
5.05%, 6/1/20	120	125
Genzyme Corp.
3.63%, 6/15/15 (c)	115	116
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (c)	100	101
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (c)	160	169
Hess Corp.
6.00%, 1/15/40 (a)	175	182
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (c)	85	91
Home Depot, Inc.
5.88%, 12/16/36	190	195
KLA-Tencor Corp.
6.90%, 5/1/18	145	163
Kohl’s Corp.
6.88%, 12/15/37	170	206
Kraft Foods, Inc.
5.38%, 2/10/20	315	338
L-3 Communications Corp.
4.75%, 7/15/20 (a)	165	167
Medco Health Solutions, Inc.
7.13%, 3/15/18	—@	—@
Mosaic Co. (The)
7.63%, 12/1/16 (c)	225	243
Motiva Enterprises LLC
5.75%, 1/15/20 (a)(c)	110	121
NBC Universal, Inc.
5.15%, 4/30/20 (c)	140	146
News America, Inc.
7.85%, 3/1/39	205	254
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (c)	75	78
Pall Corp.
5.00%, 6/15/20	70	73
Petrobras International Finance Co.
5.75%, 1/20/20	175	177
Potash Corp. of Saskatchewan, Inc.
5.88%, 12/1/36	110	119

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Questar Market Resources, Inc.
6.80%, 4/1/18	$120	$126
Rio Tinto Finance USA Ltd.
9.00%, 5/1/19	250	329
Ryder System, Inc.
7.20%, 9/1/15	65	76
Southern Copper Corp.,
5.38%, 4/16/20 (a)	40	40
6.75%, 4/16/40 (a)	65	65
Telecom Italia Capital SA,
7.00%, 6/4/18	185	197
7.18%, 6/18/19 (a)	120	129
Telefonica Europe BV
8.25%, 9/15/30	195	241
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC
3.00%, 6/15/15	155	158
Time Warner Cable, Inc.,
6.75%, 6/15/39	40	44
8.75%, 2/14/19	110	139
Time Warner, Inc.,
5.88%, 11/15/16	75	85
7.70%, 5/1/32	10	12
Total Capital SA
4.45%, 6/24/20	100	102
Tyco Electronics Group SA
5.95%, 1/15/14	490	542
Vale Overseas Ltd.,
5.63%, 9/15/19 (a)	110	117
6.88%, 11/10/39 (a)	30	32
Verizon Communications, Inc.
8.95%, 3/1/39	145	206
Viacom, Inc.
6.88%, 4/30/36 (a)	165	187
Vivendi SA
6.63%, 4/4/18 (c)	120	134
Weatherford International Ltd.
9.63%, 3/1/19 (a)	165	199
WPP Finance UK
8.00%, 9/15/14	100	117
Xerox Corp.,
5.63%, 12/15/19	40	43
6.35%, 5/15/18 (a)	55	61
		9,927
Utilities (3.1%)
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	135	143
7.88%, 4/1/13	85	97

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
EDF SA
4.60%, 1/27/20 (c)	$80	$82
Enel Finance International SA
5.13%, 10/7/19 (a)(c)	275	277
Energy Transfer Partners LP
9.00%, 4/15/19	125	147
Enterprise Products Operating LLC,
5.25%, 1/31/20	50	52
6.50%, 1/31/19	160	180
FirstEnergy Solutions Corp.
6.05%, 8/15/21	225	230
Iberdrola Finance Ireland Ltd.
5.00%, 9/11/19 (c)	175	172
Kinder Morgan Energy Partners LP
5.95%, 2/15/18	285	308
Nisource Finance Corp.,
6.13%, 3/1/22	100	107
6.80%, 1/15/19	170	190
Plains All American Pipeline L.P. / PAA Finance Corp.
8.75%, 5/1/19	65	78
6.70%, 5/15/36	160	160
PPL Energy Supply LLC,
6.30%, 7/15/13	165	183
6.50%, 5/1/18	20	22
		2,428
		25,141
Municipal Bonds (1.4%)
Chicago Transit Authority
6.20%, 12/1/40	100	105
City of Chicago
6.40%, 1/1/40	40	44
City of New York
5.97%, 3/1/36	85	90
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds
6.18%, 1/1/34	130	136
Missouri Higher Education Loan Authority, (GTD STD LNS)
1.38%, 8/27/29 (d)	125	124
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	90	89
6.66%, 4/1/57	155	154
New York City Transitional Finance Authority
5.27%, 5/1/27	80	84
State of California, General Obligation Bonds
5.95%, 4/1/16	255	272
		1,098

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Sovereign (0.7%)
Export - Import Bank of Korea
4.13%, 9/9/15 (a)	$100	$102
Federative Republic of Brazil
6.00%, 1/17/17	290	320
Korea Development Bank
4.38%, 8/10/15 (a)	130	133
		555
U.S. Agency Securities (2.0%)
Federal Home Loan Mortgage Corp.
4.88%, 6/13/18 (a)	600	681
Federal National Mortgage Association,
1.75%, 2/22/13 (a)	350	357
6.63%, 11/15/30 (a)	385	502
		1,540
U.S. Treasury Securities (19.1%)
U.S. Treasury Bonds,
4.25%, 5/15/39 (a)	1,820	1,925
7.50%, 11/15/24 (a)	2,900	4,207
U.S. Treasury Notes,
2.25%, 1/31/15 (a)	675	692
2.38%, 10/31/14 (a)	1,600	1,651
2.75%, 2/15/19	505	503
3.63%, 8/15/19 – 2/15/20 (a)	5,610	5,931
		14,909
Total Fixed Income Securities (Cost $73,949)		77,332

	Shares
Short-Term Investments (39.7%)
Securities held as Collateral on Loaned Securities (27.6%)
Investment Company (22.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h)	17,796,428	17,796

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreement (4.9%)
Bank of America Securities, LLC, (0.05%, dated 06/30/10, due 07/01/10; proceeds $3,803; fully collateralized by a U.S. Government Agency security at the date of this Portfolio of Investments as follows: Government National Mortgage Association; 5.00% due 05/20/40; valued at $3,879)	$3,803	$3,803
		21,599

	Shares
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h)	1,514,382	1,514

	Face Amount (000)
U.S. Treasury Securities (10.2%)
U.S. Treasury Bills,
0.13%, 10/28/10 (i)(j)	$250	250
0.20%, 10/28/10 (i)(j)	783	782
0.21%, 9/2/10 (a)(i)(j)	3,000	2,999
0.25%, 2/10/11 (a)(i)(j)	4,000	3,994
		8,025
Total Short-Term Investments (Cost $31,138)		31,138
Total Investments (138.8%) (Cost $105,087) – Including $21,852 of Securities Loaned +		108,470
Liabilities in Excess of Other Assets (-38.8%)		(30,346)
Net Assets (100.0%)		$78,124

(a)

The value of loaned securities and related collateral outstanding at June 30, 2010 were $21,852,000 and $21,599,000, respectively. The Portfolio received cash collateral of $21,599,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Security is subject to delayed delivery.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2010.
(e)	Security has been deemed illiquid at June 30, 2010.
(f)

At June 30, 2010, the Portfolio held less than $500 of fair valued securities, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

(g)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at June 30, 2010.

(h)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(i)	Rate shown is the yield to maturity at June 30, 2010.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
+

At June 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $105,087,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $3,383,000 of which $3,668,000 related to appreciated securities and $285,000 related to depreciated securities.

@	Value is less than $500.

IO	Interest Only
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 5 yr. Note
	185	$21,895	Sep-10	$310
Short:
U.S. Treasury 10 yr. Note
	(92)	(11,274)	Sep-10	(186)
U.S. Treasury 2 yr. Note
	(84)	(18,382)	Sep-10	(73)
U.S. Treasury 30 yr. Bond
	(15)	(1,913)	Sep-10	(41)
				$10

Credit Default Swap Agreement

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America
Tyco Electronics Ltd., 6.00%, 10/1/12	Buy	$395	5.00%	6/20/14	$13	$(52)

Interest Rate Swap Agreement

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Credit Suisse	3 Month LIBOR	Receive	2.63%	3/11/15	$8,518	$(322)

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Barclays Capital	$1,457	3 Month LIBOR	Receive	11/15/19	$(202)
Barclays Capital	2,380	3 Month LIBOR	Pay	11/15/19	(2)
JPMorgan Chase	2,979	3 Month LIBOR	Receive	11/15/21	(436)
					$(640)

LIBOR   London Interbank Offered Rate

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010.  (See Notes to Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$1,525	$—	$1,525
Agency Bond - Banking (FDIC Guaranteed)	—	2,200	—	2,200
Agency Fixed Rate Mortgages	—	26,844	—	26,844
Asset Backed Securities	—	874	—	874
Collateralized Mortgage Obligations - Agency Collateral Series	—	9	—	9
Commercial Mortgage Backed Securities	—	2,637	@	2,637
Corporate Bonds
Finance	—	12,786	—	12,786
Industrials	—	9,927	—	9,927
Utilities	—	2,428	—	2,428
Total Corporate Bonds	—	25,141	—	25,141
Municipal Bonds	—	1,098	—	1,098
Sovereign	—	555	—	555
U.S. Agency Securities	—	1,540	—	1,540
U.S. Treasury Securities	—	14,909	—	14,909
Total Fixed Income Securities	—	77,332	@	77,332
Short-Term Investments
Investment Company	19,310	—	—	19,310
Repurchase Agreement	—	3,803	—	3,803
U.S. Treasury Securities	—	8,025	—	8,025
Total Short-Term Investments	19,310	11,828	—	31,138
Futures Contract	310	—	—	310
Total Assets	19,620	89,160	@	108,780

Liabilities:
Futures Contracts	300	—	—	300
Credit Default Swap Agreement	—	52	—	52
Interest Rate Swap Agreement	—	322	—	322
Zero Coupon Swap Agreements	—	640	—	640
Total Liabilities	300	1,014	—	1,314
Total	$19,320	$88,146	$ @	$107,466

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Fixed Income Securities (000)
Balance as of 9/30/09	$ @
Accrued discounts/premiums	—
Realized gains (losses)	@
Change in Unrealized appreciation (depreciation)	@
Net purchases (sales)	(@	)
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 6/30/10	$ @
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/10.	$ @

@   Value is less than $500.

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.5%)
Agency Adjustable Rate Mortgages (2.0%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.50%, 5/1/37	$2,417	$2,571
6.04%, 2/1/37	723	771
Federal National Mortgage Association,
Conventional Pools:
2.63%, 5/1/35	2,526	2,637
5.71%, 3/1/38	848	903
5.84%, 11/1/37	37	40
Government National Mortgage Association,
Various Pools:
3.13%, 10/20/25 – 11/20/25	49	51
3.38%, 1/20/25 – 2/20/28	1,769	1,814
3.63%, 7/20/25 – 9/20/27	334	343
4.38%, 4/20/25 – 6/20/25	1,735	1,791
		10,921
Agency Bond - Banking (FDIC Guaranteed) (2.7%)
Ally Financial, Inc.
2.20%, 12/19/12 (a)	14,401	14,804

Agency Fixed Rate Mortgages (33.9%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
11.25%, 10/1/11	3	3
11.75%, 4/1/19	1	1
12.00%, 10/1/10 – 2/1/15	1	1
13.00%, 6/1/19	1	1
Gold Pools:
5.00%, 10/1/35	596	632
5.50%, 12/1/36 – 5/1/38	22,897	24,610
6.00%, 2/1/32 – 8/1/38	4,732	5,148
6.50%, 3/1/16 – 8/1/33	676	749
7.00%, 6/1/28 – 11/1/31	182	206
7.50%, 5/1/16 – 5/1/35	630	718
8.00%, 8/1/32	287	332
8.50%, 8/1/31	359	423
August TBA:
5.00%, 8/25/40 (b)	22,500	23,709
6.00%, 8/25/40 (b)	16,100	17,441
September TBA:
4.50%, 9/25/40 (b)	10,525	10,828
Federal National Mortgage Association,
Conventional Pools:
5.00%, 5/1/36 – 4/1/39	21,911	23,228
5.50%, 6/1/35 – 8/1/38	20,059	21,578
6.00%, 10/1/31 – 12/1/38	7,103	7,720
6.50%, 11/1/23 – 10/1/38	8,501	9,490
7.00%, 11/1/13 – 1/1/34	1,146	1,290
7.50%, 8/1/37	913	1,040
8.00%, 2/1/12 – 4/1/33	710	822
8.50%, 1/1/15 – 10/1/32	654	761
9.50%, 4/1/30	1,078	1,266

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
11.25%, 8/1/13	$2	$3
12.00%, 11/1/15	39	46
12.50%, 9/1/15	8	10
August TBA:
4.50%, 8/25/40 (b)	10,000	10,330
Government National Mortgage Association,
Various Pools:
4.50%, 11/15/39 – 6/15/40	10,368	10,828
July TBA:
5.50%, 7/25/40 (b)	8,825	9,535
		182,749
Asset Backed Securities (1.5%)
Ally Master Owner Trust,
2.88%, 4/15/15 (c)	1,496	1,518
3.47%, 4/15/15 (c)	578	583
ARI Fleet Lease Trust
1.80%, 8/15/18 (c)(d)	908	908
Brazos Student Finance Corp.
2.08%, 6/25/35 (d)	519	519
Chesapeake Funding LLC
2.35%, 12/15/20 (c)(d)	1,140	1,145
Contimortgage Home Equity Trust
8.10%, 8/15/25	47	44
Ford Credit Floorplan Master Owner Trust
2.05%, 2/15/17 (c)(d)	2,237	2,293
GE Dealer Floorplan Master Note Trust
1.90%, 10/20/14 (c)(d)	1,319	1,320
Mid-State Trust
8.33%, 4/1/30	47	48
		8,378
Collateralized Mortgage Obligations - Agency Collateral Series (0.7%)
Federal Home Loan Mortgage Corp.,
IO STRIPS:
7.50%, 12/1/29	126	34
8.00%, 1/1/28 – 6/1/31	980	273
PAC REMIC:
9.50%, 4/15/20	2	2
10.00%, 6/15/20	2	2
Federal National Mortgage Association,
Inv Fl REMIC:
62.23%, 9/25/20	17	34
IO PAC REMIC:
8.00%, 9/18/27	553	134
IO REMIC:
5.00%, 8/25/37	5,416	583
6.00%, 7/25/33	1,290	198

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
IO STRIPS:
6.50%, 9/1/29 – 12/1/29	$2,490	$524
8.00%, 4/1/24 – 6/1/30	1,845	461
8.50%, 10/1/25	177	41
9.00%, 11/1/26	166	46
REMIC:
7.00%, 9/25/32	1,227	1,375
		3,707
Commercial Mortgage Backed Securities (3.3%)
Banc of America Commercial Mortgage, Inc.
5.93%, 2/10/51 (d)	2,842	2,972
Bear Stearns Commercial Mortgage Securities
5.47%, 1/12/45 (d)	1,526	1,582
Citigroup Commercial Mortgage Trust,
5.43%, 10/15/49	1,028	1,050
5.89%, 12/10/49 (d)	1,895	1,936
5.92%, 3/15/49 (d)	1,344	1,435
Commercial Mortgage Pass Through Certificates
6.01%, 12/10/49 (d)	2,045	2,118
Greenwich Capital Commercial Funding Corp.
5.44%, 3/10/39	1,618	1,624
GS Mortgage Securities Corp. II
5.55%, 4/10/38 (d)	1,381	1,423
LB-UBS Commercial Mortgage Trust,
5.16%, 2/15/31	2,099	2,186
5.37%, 9/15/39	1,363	1,412
		17,738
Corporate Bonds (35.9%)
Finance (17.3%)
Abbey National Treasury Services PLC
3.88%, 11/10/14 (c)	869	859
Aegon N.V.
4.63%, 12/1/15	830	850
AIG SunAmerica Global Financing VI
6.30%, 5/10/11 (c)	1,919	1,948
American Express Co.
8.13%, 5/20/19	488	607
American Express Credit Corp.
7.30%, 8/20/13	1,072	1,215
AvalonBay Communities, Inc.
6.10%, 3/15/20 (a)	895	991
Bank of America Corp.,
5.63%, 7/1/20	790	798
5.75%, 12/1/17	2,090	2,171
Barclays Bank PLC
6.75%, 5/22/19	1,544	1,720
Bear Stearns Cos. LLC (The),

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
5.55%, 1/22/17	$715	$750
7.25%, 2/1/18	1,375	1,608
BioMed Realty LP
6.13%, 4/15/20 (c)	555	579
Boston Properties LP,
5.63%, 11/15/20	480	503
5.88%, 10/15/19	765	820
Brookfield Asset Management, Inc.
5.80%, 4/25/17	1,086	1,099
Capital One Bank, (USA) NA
8.80%, 7/15/19	1,110	1,388
Catlin Insurance Co., Ltd.
7.25%, (c)(d)(e)	1,045	844
Citigroup, Inc.,
5.88%, 5/29/37 (a)	1,089	1,025
8.50%, 5/22/19 (a)	2,639	3,151
Commonwealth Bank of Australia
5.00%, 10/15/19 (c)	—@	—@
Credit Agricole SA
3.50%, 4/13/15 (c)	1,945	1,905
Credit Suisse AG
5.40%, 1/14/20	2,265	2,256
Credit Suisse, New York
6.00%, 2/15/18	369	386
Digital Reality Trust LP
4.50%, 7/15/15	1,535	1,530
Discover Bank/Greenwood
7.00%, 4/15/20	1,620	1,639
Duke Realty LP
6.75%, 3/15/20 (a)	1,050	1,105
Farmers Insurance Exchange
8.63%, 5/1/24 (c)	1,695	1,892
General Electric Capital Corp.
6.00%, 8/7/19	5,009	5,432
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	3,685	3,866
7.50%, 2/15/19	295	330
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	1,155	1,123
HBOS PLC
6.75%, 5/21/18 (c)	1,758	1,648
Health Care REIT, Inc.
6.13%, 4/15/20	830	860
HSBC Bank PLC
3.50%, 6/28/15 (c)	2,220	2,244
JPMorgan Chase & Co.,
3.40%, 6/24/15	570	572
4.95%, 3/25/20	820	854
KeyCorp
6.50%, 5/14/13 (a)	1,315	1,439

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Lloyds TSB Bank PLC
5.80%, 1/13/20 (c)	$575	$544
Macquarie Group Ltd.
6.00%, 1/14/20 (c)	1,665	1,690
Merrill Lynch & Co., Inc.
6.88%, 4/25/18	1,818	1,942
MetLife, Inc.
7.72%, 2/15/19	1,185	1,413
NASDAQ OMX Group, Inc. (The)
5.55%, 1/15/20	1,110	1,135
National Australia Bank Ltd.
3.75%, 3/2/15 (c)	875	897
Nationwide Building Society
6.25%, 2/25/20 (c)	2,265	2,394
Nomura Holdings, Inc.
6.70%, 3/4/20	1,050	1,113
Pacific LifeCorp
6.00%, 2/10/20 (c)	845	898
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	791	849
PNC Funding Corp.,
5.13%, 2/8/20	—@	—@
6.70%, 6/10/19	805	924
Principal Financial Group, Inc.
8.88%, 5/15/19 (a)	658	808
Prudential Financial, Inc.,
4.75%, 9/17/15	781	807
7.38%, 6/15/19	950	1,102
Regions Financial Corp.
5.75%, 6/15/15	1,390	1,383
Reinsurance Group of America, Inc.
6.45%, 11/15/19	824	882
Royal Bank of Scotland PLC (The)
4.88%, 3/16/15	1,955	1,947
Santander US Debt SA Unipersonal
3.72%, 1/20/15 (c)	1,200	1,154
Simon Property Group LP,
5.65%, 2/1/20 (a)	195	207
6.75%, 5/15/14 (a)	811	912
SLM Corp.
5.00%, 10/1/13	855	818
Standard Chartered Bank
6.40%, 9/26/17 (c)	790	852
Standard Chartered PLC
3.85%, 4/27/15 (c)	820	828
Svenska Handelsbanken AB
5.13%, 3/30/20 (c)	1,125	1,155
UBS AG
5.88%, 12/20/17 (a)	650	689
UBS AG/Stamford CT
3.88%, 1/15/15	845	842

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
US Central Federal Credit Union
1.90%, 10/19/12	$5,828	$5,952
Vornado Realty LP
4.25%, 4/1/15	840	836
WEA Finance LLC/WT Finance Australia Property Ltd.
6.75%, 9/2/19 (c)	1,126	1,254
Wells Fargo & Co.
5.63%, 12/11/17	2,093	2,291
Xlliac Global Funding
4.80%, 8/10/10 (c)	2,781	2,788
		93,313
Industrials (15.3%)
Agilent Technologies, Inc.
5.50%, 9/14/15	329	354
Altria Group, Inc.,
4.13%, 9/11/15 (a)	525	535
9.25%, 8/6/19 (a)	687	859
Anadarko Petroleum Corp.
6.95%, 6/15/19	995	870
Anglo American Capital PLC
9.38%, 4/8/19 (c)	1,100	1,417
Anheuser-Busch InBev Worldwide, Inc.,
5.38%, 11/15/14 (a)(c)	175	191
7.20%, 1/15/14 (c)	1,046	1,204
ArcelorMittal
9.85%, 6/1/19 (a)	666	834
AT&T Corp.
8.00%, 11/15/31 (a)	935	1,207
AT&T, Inc.
6.15%, 9/15/34	1,365	1,438
AutoNation, Inc.
6.75%, 4/15/18	480	475
BAT International Finance PLC
9.50%, 11/15/18 (c)	930	1,221
Bombardier, Inc.,
7.50%, 3/15/18 (c)	290	300
7.75%, 3/15/20 (c)	575	599
Boston Scientific Corp.
6.00%, 1/15/20 (a)	1,685	1,676
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	566	677
CBS Corp.
8.88%, 5/15/19	500	630
Cenovus Energy, Inc.
5.70%, 10/15/19	770	845
CenturyTel, Inc.
6.15%, 9/15/19	325	319
Comcast Corp.,
5.15%, 3/1/20 (a)	555	582

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
5.70%, 5/15/18	$1,363	$1,501
ConAgra Foods, Inc.,
7.00%, 10/1/28	150	177
8.25%, 9/15/30	945	1,220
Constellation Brands, Inc.
7.25%, 9/1/16 (a)	370	375
Cooper US, Inc.
5.25%, 11/15/12	846	913
Corning, Inc.
7.25%, 8/15/36	345	387
COX Communications, Inc.
8.38%, 3/1/39 (c)	164	224
CRH America, Inc.
6.00%, 9/30/16	1,155	1,289
CSC Holdings LLC
7.63%, 7/15/18	855	869
CVS Pass-Through Trust
6.04%, 12/10/28	1,972	2,023
Daimler Finance North America LLC,
7.30%, 1/15/12 (a)	622	671
8.50%, 1/18/31	224	287
Delhaize America, Inc.
9.00%, 4/15/31	802	1,099
Deutsche Telekom International Finance BV
8.75%, 6/15/30	435	563
DirecTV Holdings LLC / DirecTV Financing Co., Inc.,
5.88%, 10/1/19	483	529
7.63%, 5/15/16	332	361
Discovery Communications LLC
5.05%, 6/1/20	795	828
DISH DBS Corp.
7.13%, 2/1/16 (a)	580	584
FBG Finance Ltd.
5.13%, 6/15/15 (c)	1,199	1,287
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 4/1/17	190	209
Gaz Capital SA for Gazprom
6.51%, 3/7/22 (a)(c)	340	329
Genzyme Corp.
3.63%, 6/15/15 (c)	755	765
Georgia-Pacific LLC
8.25%, 5/1/16 (a)(c)	295	316
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (c)	735	745
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (c)	940	991
HCA, Inc.
8.50%, 4/15/19	600	639
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (c)	483	516

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Home Depot, Inc.
5.88%, 12/16/36	$1,228	$1,263
Hyatt Hotels Corp.
6.88%, 8/15/19 (c)	545	587
Intelsat Subsidiary Holding Co. SA
8.50%, 1/15/13 (a)	800	810
International Paper Co.,
7.30%, 11/15/39	685	758
7.50%, 8/15/21 (a)	570	669
JC Penney Co., Inc.
5.65%, 6/1/20	310	305
JC Penney Corp., Inc.
6.38%, 10/15/36	647	615
KLA-Tencor Corp.
6.90%, 5/1/18	789	884
Kraft Foods, Inc.,
5.38%, 2/10/20	1,925	2,067
6.75%, 2/19/14	30	34
7.00%, 8/11/37	170	201
Life Technologies Corp.
6.00%, 3/1/20	780	846
MGM Resorts International
13.00%, 11/15/13	845	978
Mosaic Co. (The)
7.63%, 12/1/16 (c)	1,500	1,621
Motiva Enterprises LLC
5.75%, 1/15/20 (a)(c)	745	821
NBC Universal, Inc.
5.15%, 4/30/20 (c)	915	956
New Communications Holdings, Inc.
8.50%, 4/15/20 (c)	1,750	1,763
News America, Inc.
7.85%, 3/1/39	1,292	1,599
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (c)	485	501
Pall Corp.
5.00%, 6/15/20	500	520
Petrobras International Finance Co.
5.75%, 1/20/20	1,085	1,098
Pioneer Natural Resources Co.
6.65%, 3/15/17	405	409
Questar Market Resources, Inc.
6.80%, 4/1/18	934	979
QVC, Inc.
7.13%, 4/15/17 (a)(c)	940	926
Qwest Corp.,
6.50%, 6/1/17	570	577
6.88%, 9/15/33	630	581
8.38%, 5/1/16	400	439
Rio Tinto Finance USA Ltd.
9.00%, 5/1/19	1,654	2,174

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Ryder System, Inc.
7.20%, 9/1/15	$440	$511
Sable International Finance Ltd.
7.75%, 2/15/17 (a)(c)	1,255	1,268
SBA Telecommunications, Inc.
8.25%, 8/15/19 (a)(c)	685	724
Southern Copper Corp.,
5.38%, 4/16/20	285	287
6.75%, 4/16/40 (a)	420	417
Systems 2001 Asset Trust LLC
6.66%, 9/15/13 (c)	1,350	1,431
Teck Resources Ltd.
10.25%, 5/15/16	1,050	1,240
Telecom Italia Capital SA,
7.00%, 6/4/18	1,328	1,417
7.18%, 6/18/19	716	772
Telefonica Europe BV
8.25%, 9/15/30	1,201	1,484
Time Warner Cable, Inc.,
6.75%, 6/15/39 (a)	380	421
8.75%, 2/14/19	635	802
Time Warner, Inc.,
4.88%, 3/15/20	260	269
5.88%, 11/15/16	170	192
7.70%, 5/1/32	171	207
Tyco Electronics Group SA
5.95%, 1/15/14	1,658	1,835
Vale Overseas Ltd.,
5.63%, 9/15/19 (a)	694	736
6.88%, 11/10/39 (a)	169	177
Verizon Communications, Inc.,
6.35%, 4/1/19 (a)	1,361	1,578
8.95%, 3/1/39	550	782
Viacom, Inc.
6.88%, 4/30/36	934	1,061
Vivendi SA
6.63%, 4/4/18 (c)	758	846
Weatherford International Ltd.
9.63%, 3/1/19 (a)	1,130	1,363
WPP Finance UK
8.00%, 9/15/14	864	1,014
Xerox Corp.,
5.63%, 12/15/19	265	282
6.35%, 5/15/18 (a)	382	427
		82,454
Utilities (3.3%)
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	712	756
7.88%, 4/1/13	435	499

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
CMS Energy Corp.
6.25%, 2/1/20	$1,645	$1,573
Colorado Interstate Gas Co.
6.80%, 11/15/15	149	173
EDF SA
4.60%, 1/27/20 (c)	550	566
El Paso Corp.
8.25%, 2/15/16	650	684
Enel Finance International SA
5.13%, 10/7/19 (c)	1,810	1,822
Energy Transfer Partners LP
9.00%, 4/15/19	875	1,031
Enterprise Products Operating LLC,
5.20%, 9/1/20	1,095	1,127
5.25%, 1/31/20	280	289
EQT Corp.
8.13%, 6/1/19	400	471
FirstEnergy Solutions Corp.
6.05%, 8/15/21	1,379	1,409
Iberdrola Finance Ireland Ltd.
5.00%, 9/11/19 (c)	1,125	1,104
Kinder Morgan Finance Co. ULC
5.70%, 1/5/16	1,545	1,483
Nisource Finance Corp.,
6.13%, 3/1/22	695	743
6.80%, 1/15/19	880	981
NRG Energy, Inc.
8.50%, 6/15/19 (a)	665	679
Plains All American Pipeline LP / PAA Finance Corp.
6.70%, 5/15/36	1,079	1,081
PPL Energy Supply LLC,
6.30%, 7/15/13	870	965
6.50%, 5/1/18	300	332
		17,768
		193,535
Mortgages - Other (3.9%)
American Express Co.
9.63%, 12/1/12 (f)(g)	6	—@
Banc of America Mortgage Securities, Inc.
1.25%, 1/25/36 (d)	3,453	2,722
Countrywide Home Loan Mortgage Pass Through Trust
6.00%, 8/25/37	3,458	2,942
FDIC Structured Sale Guaranteed Notes
0.90%, 2/25/48 (c)(d)	1,922	1,930
First Horizon Alternative Mortgage Securities,
5.00%, 11/25/20	1,667	1,547
6.25%, 8/25/36	1,565	1,235
GMAC Mortgage Corp. Loan Trust
4.25%, 7/25/40 (c)	5,150	5,137

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Lehman Mortgage Trust
5.50%, 2/25/36	$1,767	$1,444
Mastr Adjustable Rate Mortgages Trust
1.36%, 4/25/46 (d)	2,798	143
Ryland Acceptance Corp. IV
6.65%, 7/1/11 (f)(g)	—@	—@
Structured Adjustable Rate Mortgage Loan Trust,
0.65%, 9/25/34 (d)	463	346
5.58%, 4/25/47 (d)	2,074	1,246
Suntrust Alternative Loan Trust
6.00%, 12/25/35	2,218	1,595
WaMu Mortgage Pass Through Certificates
4.74%, 9/25/35 (d)	1,008	832
		21,119
Municipal Bonds (1.3%)
Chicago Transit Authority
6.20%, 12/1/40	665	701
City of Chicago
6.40%, 1/1/40	255	277
City of New York
5.97%, 3/1/36	545	576
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds
6.18%, 1/1/34	877	916
Missouri Higher Education Loan Authority
1.38%, 8/27/29	845	839
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	563	558
6.66%, 4/1/57	1,076	1,068
New York City Transitional Finance Authority
5.27%, 5/1/27	540	569
State of California, General Obligation Bonds
5.95%, 4/1/16	1,675	1,790
		7,294
Sovereign (0.8%)
Export - Import Bank of Korea
4.13%, 9/9/15 (a)	600	611
Federative Republic of Brazil
6.00%, 1/17/17	1,796	1,984
Korea Development Bank
4.38%, 8/10/15 (a)	875	893
State of Qatar
4.00%, 1/20/15 (c)	645	666
		4,154

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (2.5%)
Federal Home Loan Mortgage Corp.,
3.00%, 7/28/14 (a)	$6,519	$6,870
4.88%, 6/13/18	379	430
5.13%, 11/17/17 (a)	2,726	3,146
6.75%, 3/15/31 (a)	1,185	1,573
Federal National Mortgage Association
5.38%, 6/12/17	1,085	1,266
		13,285
U.S. Treasury Securities (10.0%)
U.S. Treasury Bonds,
3.50%, 2/15/39 (a)	2,667	2,478
4.25%, 5/15/39 (a)	7,704	8,147
4.63%, 2/15/40 (a)	2,963	3,331
7.50%, 11/15/24 (a)	15,800	22,923
U.S. Treasury Notes,
3.00%, 9/30/16 (a)	2,989	3,117
3.63%, 8/15/19 (a)	10,000	10,576
4.75%, 8/15/17 (a)	2,803	3,241
		53,813
Total Fixed Income Securities (Cost $517,290)		531,497

Shares
Short-Term Investments (26.9%)
Securities held as Collateral on Loaned Securities (12.4%)
Investment Company (10.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h)	54,997,842	54,998

Face Amount (000)
Repurchase Agreement (2.2%)
Bank of America Securities, LLC, (0.05%, dated 6/30/10, due 7/01/10; proceeds $11,752; fully collateralized by a U.S. Government Agency security at the date of this Portfolio of Investments as follows: Government National Mortgage Association; 5.00% due 5/20/40; valued at $11,987)	$11,752	11,752
66,750

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Shares	Value (000)
Investment Company (5.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h)	27,105,327	$27,105

	Face Amount (000)
U.S. Treasury Securities (9.5%)
U.S. Treasury Bills,
0.11%, 7/1/10 (a)(i)	$13,181	13,181
0.17%, 10/28/10 (a)(i)(j)	255	255
0.18%, 10/28/10 (a)(i)(j)	310	310
0.19%, 10/28/10 (a)(i)(j)	1,886	1,885
0.20%, 10/28/10 (a)(i)(j)	7,434	7,429
0.22%, 10/28/10 (a)(i)(j)	1,590	1,589
0.25%, 2/10/11 (a)(i)	26,669	26,627
		51,276
Total Short-Term Investments (Cost $145,131)		145,131
Total Investments (125.4%) (Cost $662,421) — Including $65,560 of Securities Loaned +		676,628
Liabilities in Excess of Other Assets (-25.4%)		(136,918)
Net Assets (100.0%)		$539,710

(a)

The value of loaned securities and related collateral outstanding at June 30, 2010 were $65,560,000 and $66,750,000, respectively. The Portfolio received cash collateral of $66,750,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Security is subject to delayed delivery.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2010.
(e)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at June 30, 2010.

(f)

At June 30, 2010, the Portfolio held less than $500 of fair valued securities, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(g)	Security has been deemed illiquid at June 30, 2010.
(h)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(i)	Rate shown is the yield to maturity at June 30, 2010.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
@	Value is less than $500.

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

+

At June 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $662,421,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $14,207,000 of which $25,205,000 related to appreciated securities and $10,998,000 related to depreciated securities.

Inv FI	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2010.
IO	Interest Only
PAC	Planned Amortization Class
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 5 yr. Note	1,246	$147,466	Sep-10	$2,099

Short:
U.S. Treasury 2 yr. Note	624	(136,549)	Sep-10	(361)
U.S. Treasury 10 yr. Note	378	(46,323)	Sep-10	(820)
U.S. Treasury 30 yr. Bond	40	(5,100)	Sep-10	(108)
				$810

Credit Default Swap Agreement

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment (000)	Unrealized Appreciation (Depreciation) (000)

Bank of America
Tyco Electronics Ltd., 6.00%, 10/1/12	Buy	$2,115	5.00%	6/20/14	$70	$(280)

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Pay	5.45%	5/5/25	CAD	43,980	$(90)
Bank of America	3 Month LIBOR	Receive	4.92	5/7/25	$42,210		(505)
Credit Suisse	3 Month LIBOR	Receive	2.63	3/11/15	54,000		(2,039)
							$(2,634)

CAD     — Canadian Dollar

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

Zero Coupon Swap Agreement

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Barclays Capital	$7,598	3 Month LIBOR	Receive	11/15/19	$(1,055)
	9,276	3 Month LIBOR	Receive	11/15/21	(1,441)
					$(2,496)

LIBOR — London Interbank Offered Rate

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010. (See Notes to Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$10,921	$—	$10,921
Agency Bond - Banking (FDIC Guaranteed)	—	14,804	—	14,804
Agency Fixed Rate Mortgages	—	182,749	—	182,749
Asset Backed Securities	—	8,378	—	8,378
Collateralized Mortgage Obligations - Agency Collateral Series	—	3,707	—	3,707
Commercial Mortgage Backed Securities	—	17,738	—	17,738
Corporate Bonds
Finance	—	93,313	—	93,313
Industrials	—	82,454	—	82,454
Utilities	—	17,768	—	17,768
Total Corporate Bonds	—	193,535	—	193,535
Mortgages - Other	—	21,119	@	21,119
Municipal Bonds	—	7,294	—	7,294
Sovereign	—	4,154	—	4,154
U.S. Agency Securities	—	13,285	—	13,285
U.S. Treasury Securities	—	53,813	—	53,813
Total Fixed Income Securities	—	531,497	@	531,497
Short-Term Investments
Investment Company	82,103	—	—	82,103
Repurchase Agreement	—	11,752	—	11,752
U.S. Treasury Securities	—	51,276	—	51,276
Total Short-Term Investments	82,103	63,028	—	145,131
Futures Contract	2,099	—	—	2,099
Total Assets	84,202	594,525	@	678,727

Liabilities:
Futures Contracts	1,289	—	—	1,289
Credit Default Swap Agreement	—	280	—	280
Interest Rate Swap Agreements	—	2,634	—	2,634
Zero Coupon Swap Agreement	—	2,496	—	2,496
Total Liabilities	1,289	5,410	—	6,699
Total	$82,913	$589,115	$ @	$672,028

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Fixed Income
Securities
(000)
Balance as of 9/30/09	$2
Accrued discounts/premiums	—
Realized gains (losses)	336
Change in unrealized appreciation (depreciation)	30
Net purchases (sales)	(368)
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 6/30/10	$ @
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/10.	$ @

@            Value is less than $500.

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments

Intermediate Duration Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (97.6%)
Agency Bonds - Banking (FDIC Guaranteed) (8.5%)
Ally Financial, Inc.
2.20%, 12/19/12	$4,280	$4,400
General Electric Capital Corp.
2.63%, 12/28/12	4,000	4,159
		8,559
Agency Fixed Rate Mortgages (0.2%)
Federal National Mortgage Association,
Conventional Pools:
6.50%, 7/1/30 – 5/1/33	176	196
7.00%, 11/1/32	3	3
Government National Mortgage Association,
Various Pools:
9.50%, 11/15/16 – 1/15/19	41	46
		245
Asset Backed Securities (0.2%)
ARI Fleet Lease Trust
1.80%, 8/15/18 (a)(b)	179	179
SLM Student Loan Trust
0.31%, 10/27/14 (a)	31	31
		210
Collateralized Mortgage Obligations - Agency Collateral Series (0.0%)
Federal Home Loan Mortgage Corp.,
IO REMIC
7.00%, 2/15/32	48	9
IO STRIPS
6.50%, 8/1/28	173	38
		47
Corporate Bonds (35.1%)
Finance (19.3%)
Abbey National Treasury Services PLC
3.88%, 11/10/14 (b)	250	247
Aegon N.V.
4.63%, 12/1/15	200	205
AIG SunAmerica Global Financing VI
6.30%, 5/10/11 (b)	295	299
American Express Co.
8.13%, 5/20/19	385	479
American Express Credit Corp.
7.30%, 8/20/13	205	232
AvalonBay Communities, Inc.
6.10%, 3/15/20	290	321
Bank of America Corp.,
5.65%, 5/1/18	345	354
5.75%, 12/1/17	270	280
Barclays Bank PLC
6.75%, 5/22/19	530	591
Bear Stearns Cos. LLC (The),

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Face Amount (000)	Value (000)
6.40%, 10/2/17	$375	$417
7.25%, 2/1/18	355	415
Boston Properties LP
5.63%, 11/15/20	280	293
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	30	30
7.13%, 6/15/12	220	235
Capital One Bank, (USA) NA
8.80%, 7/15/19	525	657
Catlin Insurance Co., Ltd.
7.25%, (a)(b)(c)	150	121
Citigroup, Inc.,
6.13%, 11/21/17 – 5/15/18	865	904
8.50%, 5/22/19	175	209
Commonwealth Bank of Australia
5.00%, 10/15/19 (b)	335	348
Credit Agricole SA
3.50%, 4/13/15 (b)	355	348
Credit Suisse AG
5.40%, 1/14/20	595	593
Credit Suisse, New York
6.00%, 2/15/18	105	110
Duke Realty LP
6.75%, 3/15/20	200	211
General Electric Capital Corp.,
5.63%, 5/1/18	350	373
6.00%, 8/7/19	775	840
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	240	252
6.25%, 9/1/17	670	710
7.50%, 2/15/19	115	129
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	210	204
HBOS PLC
6.75%, 5/21/18 (b)	320	300
HSBC Finance Corp.,
5.50%, 1/19/16	230	247
6.75%, 5/15/11	285	297
John Hancock Global Funding II
7.90%, 7/2/10 (b)	715	715
JPMorgan Chase & Co.
4.95%, 3/25/20	140	146
Lloyds TSB Bank PLC
5.80%, 1/13/20 (b)	120	113
Merrill Lynch & Co., Inc.
6.88%, 4/25/18	725	775
MetLife, Inc.
7.72%, 2/15/19	225	268
NASDAQ OMX Group, Inc. (The)
5.55%, 1/15/20	210	215

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Face Amount (000)	Value (000)
National Australia Bank Ltd.
3.75%, 3/2/15 (b)	$150	$154
Nationwide Building Society
6.25%, 2/25/20 (b)	420	444
Pacific LifeCorp
6.00%, 2/10/20 (b)	175	186
PNC Funding Corp.,
5.13%, 2/8/20	215	224
6.70%, 6/10/19	235	270
Principal Financial Group, Inc.
8.88%, 5/15/19	190	233
Prudential Financial, Inc.,
4.75%, 9/17/15	280	289
7.38%, 6/15/19	90	104
Reinsurance Group of America, Inc.
6.45%, 11/15/19	175	187
Royal Bank of Scotland PLC (The)
4.88%, 3/16/15	360	359
Simon Property Group LP
6.75%, 5/15/14	205	231
Standard Chartered Bank
6.40%, 9/26/17 (b)	100	108
Standard Chartered PLC
3.85%, 4/27/15 (b)	200	202
UBS AG
5.88%, 12/20/17	200	212
US Central Federal Credit Union
1.90%, 10/19/12	1,270	1,297
Vornado Realty LP
4.25%, 4/1/15	155	154
WEA Finance LLC/WT Finance Australia Property Ltd.
6.75%, 9/2/19 (b)	225	251
Wells Fargo & Co.
5.63%, 12/11/17	675	739
Xlliac Global Funding
4.80%, 8/10/10 (b)	395	396
		19,523
Industrials (13.0%)
Agilent Technologies, Inc.
5.50%, 9/14/15	180	194
Altria Group, Inc.,
4.13%, 9/11/15	150	153
9.25%, 8/6/19	125	156
Anglo American Capital PLC
9.38%, 4/8/19 (b)	225	290
ArcelorMittal,
7.00%, 10/15/39	40	42
9.85%, 6/1/19	175	219

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Face Amount (000)	Value (000)
AT&T, Inc.
5.80%, 2/15/19	$350	$395
BAT International Finance PLC
9.50%, 11/15/18 (b)	200	262
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	110	132
Cenovus Energy, Inc.
5.70%, 10/15/19	150	165
Comcast Corp.
5.70%, 5/15/18	395	435
ConAgra Foods, Inc.
7.00%, 4/15/19	170	204
Cooper US, Inc.
5.25%, 11/15/12	195	211
Corning, Inc.,
6.63%, 5/15/19	45	53
7.25%, 8/15/36	75	84
CVS Pass-Through Trust,
6.04%, 12/10/28	218	223
8.35%, 7/10/31 (b)	182	221
Daimler Finance North America LLC
7.30%, 1/15/12	230	248
Delhaize Group SA
6.50%, 6/15/17	400	462
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
5.88%, 10/1/19	200	219
Discovery Communications LLC
5.05%, 6/1/20	145	151
FBG Finance Ltd.
5.13%, 6/15/15 (b)	255	274
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 4/1/17	40	44
Genzyme Corp.
3.63%, 6/15/15 (b)	140	142
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (b)	135	137
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	220	232
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)	115	123
Home Depot, Inc.
5.88%, 12/16/36	280	288
International Paper Co.
7.50%, 8/15/21	140	164
KLA-Tencor Corp.
6.90%, 5/1/18	170	190
Kraft Foods, Inc.
5.38%, 2/10/20	500	537
L-3 Communications Corp.
4.75%, 7/15/20	200	202

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Face Amount (000)	Value (000)
Medco Health Solutions, Inc.
7.13%, 3/15/18	$155	$185
Mosaic Co. (The)
7.63%, 12/1/16 (b)	275	297
Motiva Enterprises LLC
5.75%, 1/15/20 (b)	140	154
NBC Universal, Inc.
5.15%, 4/30/20 (b)	165	172
News America, Inc.
6.90%, 3/1/19	200	237
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (b)	90	93
Novant Health, Inc.
5.85%, 11/1/19	250	266
Pall Corp.
5.00%, 6/15/20	95	99
Petrobras International Finance Co.
5.75%, 1/20/20	235	238
Questar Market Resources, Inc.
6.80%, 4/1/18	235	246
Rio Tinto Finance USA Ltd.
9.00%, 5/1/19	355	467
Ryder System, Inc.
7.20%, 9/1/15	80	93
Southern Copper Corp.,
5.38%, 4/16/20	55	55
6.75%, 4/16/40	80	79
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13 (b)	160	170
Telecom Italia Capital SA,
7.00%, 6/4/18	280	299
7.18%, 6/18/19	190	205
Telefonica Europe BV
8.25%, 9/15/30	250	309
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC
3.00%, 6/15/15	195	199
Time Warner Cable, Inc.,
6.75%, 6/15/39	45	50
8.75%, 2/14/19	180	227
Time Warner, Inc.
5.88%, 11/15/16	110	124
Vale Overseas Ltd.,
5.63%, 9/15/19	160	170
6.88%, 11/10/39	25	26
Verizon Communications, Inc.
6.35%, 4/1/19	500	580
Verizon Global Funding Corp.
7.25%, 12/1/10	140	144

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Face Amount (000)	Value (000)
Viacom, Inc.
5.63%, 9/15/19	$205	$225
Vivendi SA
6.63%, 4/4/18 (b)	175	195
Weatherford International Ltd.
9.63%, 3/1/19	200	241
WPP Finance UK
8.00%, 9/15/14	200	235
Xerox Corp.,
5.63%, 12/15/19	30	32
6.35%, 5/15/18	160	179
		13,143
Utilities (2.8%)
CenterPoint Energy Resources Corp.
7.88%, 4/1/13	100	115
Columbus Southern Power Co.
4.40%, 12/1/10	100	101
EDF SA
4.60%, 1/27/20 (b)	100	103
Enel Finance International SA
5.13%, 10/7/19 (b)	300	302
Energy Transfer Partners LP
9.00%, 4/15/19	150	177
Enterprise Products Operating LLC
9.75%, 1/31/14	275	332
FirstEnergy Solutions Corp.
6.05%, 8/15/21	205	210
Iberdrola Finance Ireland Ltd.
5.00%, 9/11/19 (b)	200	196
Kinder Morgan Energy Partners LP
5.95%, 2/15/18	200	216
Nisource Finance Corp.
6.80%, 1/15/19	185	206
Plains All American Pipeline L.P. / PAA Finance Corp.
8.75%, 5/1/19	175	209
PPL Energy Supply LLC,
6.30%, 7/15/13	145	161
6.50%, 5/1/18	180	199
Spectra Energy Capital LLC
8.00%, 10/1/19	300	362
		2,889
		35,555
Municipal Bonds (1.1%)
Chicago Transit Authority
6.20%, 12/1/40	110	116

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Face Amount (000)	Value (000)
City of Chicago
6.40%, 1/1/40	$45	$49
City of New York
5.97%, 3/1/36	130	137
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	105	104
6.66%, 4/1/57	195	194
New York City Transitional Finance Authority
5.27%, 5/1/27	100	105
State of California, General Obligation Bonds
5.95%, 4/1/16	360	385
		1,090
Sovereign (0.8%)
Export - Import Bank of Korea
4.13%, 9/9/15	100	102
Federative Republic of Brazil
6.00%, 1/17/17	435	480
Korea Development Bank
4.38%, 8/10/15	200	204
		786
U.S. Agency Securities (6.3%)
Federal Home Loan Bank
5.00%, 11/17/17	760	869
Federal Home Loan Mortgage Corp.,
3.00%, 7/28/14	1,500	1,581
5.50%, 8/23/17	2,000	2,347
Federal National Mortgage Association
4.38%, 10/15/15	1,440	1,594
		6,391
U.S. Treasury Securities (45.4%)
U.S. Treasury Bonds,
4.63%, 2/15/40	400	450
5.38%, 2/15/31	160	197
6.00%, 2/15/26	700	902
7.50%, 11/15/24	3,640	5,281
U.S. Treasury Notes,
1.50%, 12/31/13	5,545	5,593
1.75%, 1/31/14 – 3/31/14	1,910	1,939
2.38%, 10/31/14	11,500	11,866
2.63%, 7/31/14	5,200	5,434
3.00%, 2/28/17	1,330	1,381
3.63%, 8/15/19 – 2/15/20	12,160	12,854
		45,897
Total Fixed Income Securities (Cost $94,416)		98,780

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Shares	Value (000)
Short-Term Investments (3.1%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d)	1,525,734	$1,526

	Face Amount (000)
U.S. Treasury Securities (1.6%)
U.S. Treasury Bills,
0.13%, 10/28/10 (e)(f)(g)	$520	520
0.18%, 10/28/10 (e)(f)(g)	50	50
0.19%, 10/28/10 (e)(f)(g)	50	50
0.20%, 10/28/10 (e)(f)(g)	958	957
		1,577
Total Short-Term Investments (Cost $3,103)		3,103
Total Investments (100.7%) (Cost $97,519) +		101,883
Liabilities in Excess of Other Assets (-0.7%)		(748)
Net Assets (100.0%)		$101,135

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2010.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at June 30, 2010.

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the  Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(e)	Rate shown is the yield to maturity at June 30, 2010.
(f)	All or a portion of the security was pledged as collateral for swap agreements.
(g)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
+

At June 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $97,519,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $4,364,000 of which $4,470,000 related to appreciated securities and $106,000 related to depreciated securities.

IO	Interest Only
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 5 yr. Note	133	$15,741	Sep-10	$259

Short:
U.S. Treasury 10 yr. Note	(83)	(10,171)	Sep-10	(170)

U.S. Treasury 2 yr. Note	(54)	(11,817)	Sep-10	(48)

U.S. Treasury 30 yr. Bond	(65)	(8,288)	Sep-10	(176)
				$(135)

Interest Rate Swap Agreement

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Credit Suisse	3 Month LIBOR	Receive	2.63%	3/11/15	$10,330	$(390)

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Barclays Capital	$2,960	3 Month LIBOR	Receive	11/15/19	$(411)
Barclays Capital	4,835	3 Month LIBOR	Pay	11/15/19	(4)
Deutsche Bank	1,934	3 Month LIBOR	Receive	11/15/21	(239)
JPMorgan Chase	1,354	3 Month LIBOR	Receive	11/15/19	(170)
JPMorgan Chase	557	3 Month LIBOR	Receive	11/15/21	(81)
JPMorgan Chase & Co.	215	3 Month LIBOR	Receive	11/14/22	(35)
					$(940)

LIBOR     London Interbank Offered Rate

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010.  (See Notes to Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Bonds - Banking (FDIC Guaranteed)	$—	$8,559	$—	$8,559
Agency Fixed Rate Mortgages	—	245	—	245
Asset Backed Securities	—	210	—	210
Collateralized Mortgage Obligations - Agency Collateral Series	—	47	—	47
Corporate Bonds
Finance	—	19,523	—	19,523
Industrials	—	13,143	—	13,143
Utilities	—	2,889	—	2,889
Total Corporate Bonds	—	35,555	—	35,555
Municipal Bonds	—	1,090	—	1,090
Sovereign	—	786	—	786
U.S. Agency Securities	—	6,391	—	6,391
U.S. Treasury Securities	—	45,897	—	45,897
Total Fixed Income Securities	—	98,780	—	98,780
Short-Term Investments
Investment Company	1,526	—	—	1,526
U.S. Treasury Securities	—	1,577	—	1,577
Total Short-Term Investments	1,526	1,577	—	3,103
Futures Contract	259	—	—	259
Total Assets	1,785	100,357	—	102,142

Liabilities:
Futures Contracts	394	—	—	394
Interest Rate Swap Agreement	—	390	—	390
Zero Coupon Swap Agreements	—	940	—	940
Total Liabilities	394	1,330	—	1,724
Total	$1,391	$99,027	$—	$100,418

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments

Investment Grade Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (99.5%)
Agency Adjustable Rate Mortgages (2.3%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.50%, 5/1/37	$400	$425
5.91%, 12/1/36	322	343
6.04%, 2/1/37	155	165
Federal National Mortgage Association,
Conventional Pools:
4.47%, 7/1/35	267	277
5.71%, 3/1/38	108	115
Government National Mortgage Association,
Various Pools:
3.13%, 11/20/25	55	57
3.38%, 2/20/25 – 2/20/28	233	239
3.63%, 7/20/25	7	7
4.38%, 4/20/25 – 6/20/25	441	455
		2,083
Agency Fixed Rate Mortgages (33.7%)
Federal Home Loan Mortgage Corp.,
August TBA:
5.00%, 8/25/40 (a)	350	369
Gold Pools:
5.00%, 10/1/35	2,137	2,267
6.00%, 2/1/32 – 8/1/38	2,754	2,996
6.50%, 7/1/25 – 3/1/32	159	177
7.50%, 5/1/16 – 5/1/35	204	229
8.00%, 8/1/32	57	65
8.50%, 8/1/31	58	69
September TBA:
4.50%, 9/25/40 (a)	1,725	1,775
Federal National Mortgage Association,
August TBA:
4.50%, 8/25/40 (a)	3,525	3,641
5.00%, 8/25/40 (a)	250	264
6.00%, 8/25/40 (a)	3,000	3,248
Conventional Pools:
5.00%, 3/1/39	2,378	2,520
5.50%, 1/1/36 – 8/1/38	7,070	7,607
6.00%, 10/1/31 – 10/1/38	881	958
6.50%, 6/1/26 – 2/1/39	1,210	1,336
7.00%, 10/1/28 – 6/1/32	106	121
7.50%, 8/1/37	157	179
8.00%, 2/1/12 – 4/1/33	127	145
8.50%, 10/1/32	113	132
11.25%, 8/1/13	5	5
Government National Mortgage Association,
July TBA:
5.50%, 7/25/40 (a)	850	918
Various Pools:
4.50%, 5/15/40	860	898
		29,919

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face Amount (000)	Value (000)
Asset Backed Securities (1.1%)
Ally Master Owner Trust
2.88%, 4/15/15 (b)	$250	$254
ARI Fleet Lease Trust
1.80%, 8/15/18 (b)(c)	159	159
Brazos Student Finance Corp.
2.08%, 6/25/35 (c)	90	90
Chesapeake Funding LLC
2.35%, 12/15/20 (b)(c)	200	201
GE Dealer Floorplan Master Note Trust
1.90%, 10/20/14 (b)(c)	225	225
Residential Asset Securities Corp.
0.46%, 4/25/37 (c)	76	74
		1,003
Collateralized Mortgage Obligations - Agency Collateral Series (0.3%)
Federal Home Loan Mortgage Corp.,
IO STRIPS:
8.00%, 1/1/28	40	10
PAC REMIC:
10.00%, 6/15/20	4	5
Federal National Mortgage Association
REMIC:
7.00%, 9/25/32	244	273
		288
Commercial Mortgage Backed Securities (3.3%)
Citigroup Commercial Mortgage Trust,
5.43%, 10/15/49	340	347
5.89%, 12/10/49 (c)	456	465
5.92%, 3/15/49 (c)	493	527
Greenwich Capital Commercial Funding Corp.
5.44%, 3/10/39	320	321
GS Mortgage Securities Corp. II
5.55%, 4/10/38 (c)	230	237
LB-UBS Commercial Mortgage Trust,
5.16%, 2/15/31	554	577
5.37%, 9/15/39	400	415
		2,889
Corporate Bonds (32.5%)
Finance (16.9%)
Abbey National Treasury Services PLC
3.88%, 11/10/14 (b)	146	144
Aegon N.V.
4.63%, 12/1/15 (e)	200	205
AIG SunAmerica Global Financing VI
6.30%, 5/10/11 (b)	323	328
American Express Co.
8.13%, 5/20/19	187	233

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face Amount (000)	Value (000)
American Express Credit Corp.
7.30%, 8/20/13	$68	$77
AvalonBay Communities, Inc.
6.10%, 3/15/20 (e)	150	166
Bank of America Corp.,
5.63%, 7/1/20	260	263
5.75%, 12/1/17 (e)	465	483
Barclays Bank PLC
6.75%, 5/22/19	296	330
Bear Stearns Cos. LLC (The)
6.40%, 10/2/17	395	439
Boston Properties LP
5.88%, 10/15/19	125	134
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	129	131
7.13%, 6/15/12	230	246
Capital One Bank, (USA) NA
8.80%, 7/15/19	285	356
Catlin Insurance Co., Ltd.
7.25%, (b)(c)(f)	170	137
Citigroup, Inc.,
6.13%, 11/21/17	390	408
8.50%, 5/22/19 (e)	261	312
Commonwealth Bank of Australia
5.00%, 10/15/19 (b)	167	174
Credit Agricole SA
3.50%, 4/13/15 (b)	320	313
Credit Suisse AG
5.40%, 1/14/20	175	174
Credit Suisse, New York,
5.30%, 8/13/19	190	202
6.00%, 2/15/18 (e)	61	64
Duke Realty LP
6.75%, 3/15/20	175	184
Farmers Exchange Capital
7.05%, 7/15/28 (b)	425	406
General Electric Capital Corp.,
5.63%, 5/1/18	410	436
6.00%, 8/7/19	361	391
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	550	577
7.50%, 2/15/19	120	134
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	200	194
HBOS PLC
6.75%, 5/21/18 (b)	357	335
HSBC Finance Corp.,
6.38%, 10/15/11	238	249
6.75%, 5/15/11	173	180

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face Amount (000)	Value (000)
JPMorgan Chase & Co.,
3.40%, 6/24/15	$65	$65
4.95%, 3/25/20 (e)	135	141
Merrill Lynch & Co., Inc.
6.88%, 4/25/18	67	72
MetLife, Inc.
7.72%, 2/15/19	188	224
NASDAQ OMX Group, Inc. (The)
5.55%, 1/15/20	190	194
National Australia Bank Ltd.
3.75%, 3/2/15 (b)	140	143
Nationwide Building Society
6.25%, 2/25/20 (b)	385	407
Pacific LifeCorp
6.00%, 2/10/20 (b)(e)	150	159
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	134	144
PNC Funding Corp.,
5.13%, 2/8/20	180	188
6.70%, 6/10/19	150	172
Principal Financial Group, Inc.
8.88%, 5/15/19	167	205
Prudential Financial, Inc.,
4.75%, 9/17/15	194	201
7.38%, 6/15/19	100	116
Rabobank Nederland N.V.
4.75%, 1/15/20 (b)	365	375
Reinsurance Group of America, Inc.
6.45%, 11/15/19	136	146
Royal Bank of Scotland PLC (The)
4.88%, 3/16/15	325	324
Santander US Debt SA Unipersonal
3.72%, 1/20/15 (b)	200	192
Simon Property Group LP,
5.65%, 2/1/20 (e)	25	27
6.75%, 5/15/14 (e)	139	156
Standard Chartered Bank
6.40%, 9/26/17 (b)	100	108
Standard Chartered PLC
3.85%, 4/27/15 (b)	200	202
Svenska Handelsbanken AB
5.13%, 3/30/20 (b)	185	190
UBS AG/Stamford CT
3.88%, 1/15/15 (e)	255	254
US Bank NA
3.78%, 4/29/20 (c)	275	280
US Central Federal Credit Union
1.90%, 10/19/12 (e)	986	1,007
WEA Finance LLC/WT Finance Australia Property Ltd.
6.75%, 9/2/19 (b)	204	227

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face Amount (000)	Value (000)
Wells Fargo & Co.
5.63%, 12/11/17	$342	$374
Xlliac Global Funding
4.80%, 8/10/10 (b)	289	290
		14,988
Industrials (12.5%)
Agilent Technologies, Inc.
5.50%, 9/14/15	126	136
Altria Group, Inc.,
4.13%, 9/11/15 (e)	115	117
9.25%, 8/6/19 (e)	88	110
Anadarko Petroleum Corp.
6.95%, 6/15/19 (e)	165	144
Anglo American Capital PLC
9.38%, 4/8/19 (b)	210	270
Anheuser-Busch InBev Worldwide, Inc.
7.20%, 1/15/14 (b)	184	212
ArcelorMittal
9.85%, 6/1/19 (e)	149	186
AT&T, Inc.,
6.30%, 1/15/38	320	348
6.55%, 2/15/39 (e)	100	112
BAT International Finance PLC
9.50%, 11/15/18 (b)	190	249
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	99	118
Cenovus Energy, Inc.
5.70%, 10/15/19 (e)	125	137
Comcast Corp.,
5.15%, 3/1/20 (e)	110	115
5.70%, 5/15/18	207	228
Cooper US, Inc.
5.25%, 11/15/12	139	150
Corning, Inc.
7.25%, 8/15/36	90	101
COX Communications, Inc.
8.38%, 3/1/39 (b)	36	49
CSX Corp.
6.15%, 5/1/37 (e)	90	99
CVS Pass-Through Trust,
6.04%, 12/10/28	205	210
8.35%, 7/10/31 (b)	148	180
Daimler Finance North America LLC,
7.30%, 1/15/12	163	176
8.50%, 1/18/31 (e)	71	91
DirecTV Holdings LLC / DirecTV Financing Co., Inc.,
5.88%, 10/1/19	122	133
7.63%, 5/15/16	18	20

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face Amount (000)	Value (000)
Discovery Communications LLC
5.05%, 6/1/20	$130	$135
FBG Finance Ltd.
5.13%, 6/15/15 (b)	241	259
Genzyme Corp.
3.63%, 6/15/15 (b)	125	127
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (b)	125	127
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	170	179
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)	82	88
Home Depot, Inc.
5.88%, 12/16/36	197	203
KLA-Tencor Corp.
6.90%, 5/1/18	116	130
Kraft Foods, Inc.
5.38%, 2/10/20	350	376
L-3 Communications Corp.
4.75%, 7/15/20 (e)	180	182
Medco Health Solutions, Inc.
7.13%, 3/15/18	138	165
Mosaic Co. (The)
7.63%, 12/1/16 (b)	245	265
Motiva Enterprises LLC
5.75%, 1/15/20 (b)(e)	120	132
NBC Universal, Inc.
5.15%, 4/30/20 (b)	150	157
News America, Inc.
7.85%, 3/1/39	218	270
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (b)	85	88
Pall Corp.
5.00%, 6/15/20	85	88
Petrobras International Finance Co.
5.75%, 1/20/20	180	182
Potash Corp. of Saskatchewan, Inc.
5.88%, 12/1/36	75	81
Questar Market Resources, Inc.
6.80%, 4/1/18	136	143
Rio Tinto Finance USA Ltd.
9.00%, 5/1/19	286	376
Ryder System, Inc.
7.20%, 9/1/15	70	81
Southern Copper Corp.,
5.38%, 4/16/20 (e)	45	45
6.75%, 4/16/40	70	70
Systems 2001 Asset Trust LLC
6.66%, 9/15/13 (b)	287	304

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face Amount (000)	Value (000)
Telecom Italia Capital SA,
7.00%, 6/4/18	$112	$119
7.18%, 6/18/19 (e)	224	242
Telefonica Europe BV
8.25%, 9/15/30	184	227
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC
3.00%, 6/15/15	170	173
Time Warner Cable, Inc.,
6.75%, 6/15/39	80	89
8.25%, 4/1/19	89	110
Time Warner, Inc.
7.70%, 5/1/32	184	223
Total Capital SA
4.45%, 6/24/20	125	128
Tyco Electronics Group SA
5.95%, 1/15/14	357	395
Vale Overseas Ltd.,
5.63%, 9/15/19 (e)	116	123
6.88%, 11/10/39 (e)	31	33
Verizon Communications, Inc.
6.35%, 4/1/19 (e)	354	410
Viacom, Inc.
6.88%, 4/30/36	126	143
Vivendi SA
6.63%, 4/4/18 (b)	102	114
Weatherford International Ltd.
9.63%, 3/1/19 (e)	185	223
WPP Finance UK
8.00%, 9/15/14	136	160
Xerox Corp.,
5.63%, 12/15/19	40	43
6.35%, 5/15/18 (e)	78	87
Yum! Brands, Inc.
5.30%, 9/15/19	105	113
		11,099
Utilities (3.1%)
CenterPoint Energy Resources Corp.
6.25%, 2/1/37	153	162
EDF SA
4.60%, 1/27/20 (b)	90	92
Enel Finance International SA
5.13%, 10/7/19 (b)	300	302
Energy Transfer Partners LP
9.00%, 4/15/19	150	177
Enterprise Products Operating LLC
6.50%, 1/31/19	269	302
FirstEnergy Solutions Corp.
6.05%, 8/15/21	221	226

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face Amount (000)	Value (000)
Iberdrola Finance Ireland Ltd.
5.00%, 9/11/19 (b)	$175	$172
Kinder Morgan Energy Partners LP
5.95%, 2/15/18	450	487
Nisource Finance Corp.,
6.13%, 3/1/22	100	107
6.80%, 1/15/19	180	201
Plains All American Pipeline LP / PAA Finance Corp.
6.70%, 5/15/36	306	306
PPL Energy Supply LLC
6.30%, 7/15/13	180	200
		2,734
		28,821
Mortgage - Other (0.0%)
Ryland Acceptance Corp. IV
6.65%, 7/1/11 (c) (k)	—@	—@

Municipal Bonds (1.7%)
Chicago Transit Authority
6.20%, 12/1/40	110	116
City of Chicago
6.40%, 1/1/40	40	44
City of New York
5.97%, 3/1/36	95	100
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds
6.18%, 1/1/34	231	241
Missouri Higher Education Loan Authority
1.38%, 8/27/29 (d)	150	149
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	95	94
6.66%, 4/1/57	175	174
New York City Transitional Finance Authority
5.27%, 5/1/27	90	95
State of California, General Obligation Bonds
5.95%, 4/1/16	435	465
		1,478
Sovereign (0.6%)
Export - Import Bank of Korea
4.13%, 9/9/15 (e)	100	102
Federative Republic of Brazil
6.00%, 1/17/17	289	319

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face Amount (000)	Value (000)
Korea Development Bank
4.38%, 8/10/15 (e)	$140	$143
		564
U.S. Agency Securities (4.6%)
Federal Home Loan Mortgage Corp.,
2.88%, 2/9/15 (e)	300	313
4.88%, 6/13/18 (e)	1,360	1,542
Federal National Mortgage Association,
1.75%, 2/22/13 (e)	800	816
2.50%, 5/15/14 (e)	1,360	1,405
		4,076
U.S. Treasury Securities (19.4%)
U.S. Treasury Bonds,
3.50%, 2/15/39 (e)	1,900	1,765
4.63%, 2/15/40 (e)	550	618
7.50%, 11/15/24 (e)	2,775	4,026
U.S. Treasury Notes,
1.75%, 3/31/14 (e)	1,000	1,014
2.25%, 1/31/15 (e)	1,070	1,097
2.38%, 10/31/14 (e)	2,500	2,580
3.00%, 9/30/16	1,156	1,206
3.25%, 12/31/16 (e)	1,500	1,581
3.63%, 8/15/19 (e)	3,110	3,289
		17,176
Total Fixed Income Securities (Cost $84,285)		88,297

Shares
Short-Term Investments (38.3%)
Securities held as Collateral on Loaned Securities (26.6%)
Investment Company (21.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g)	19,452,782	19,453

Face Amount (000)
Repurchase Agreement (4.7%)
Bank of America Securities, LLC, (0.05%, dated 6/30/10, due 7/01/10; proceeds $4,157; fully collateralized by a U.S. Government Agency security at the date of this Portfolio of Investments as follows: Government National Mortgage Association; 5.00% due 5/20/40; valued at $4,240)	$4,157	4,157
23,610

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Shares	Value (000)
Investment Company (3.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g)	3,030,414	$3,030

	Face Amount (000)
U.S. Treasury Securities (8.3%)
U.S. Treasury Bills,
0.11%, 7/1/10 (e)(h)	$2,000	2,000
0.13%, 10/28/10 (h)(i)(j)	270	270
0.20%, 10/28/10 (h)(i)(j)	535	535
0.25%, 2/10/11 (e)(h)	4,500	4,493
		7,298
Total Short-Term Investments (Cost $33,938)		33,938
Total Investments (137.7%) (Cost $118,223) - Including $24,601 of Securities Loaned +		122,235
Liabilities in Excess of Other Assets (-37.7%)		(33,478)
Net Assets (100.0%)		$88,757

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

At June 30, 2010, the Portfolio held less than $500 of fair valued securities, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2010.
(e)

The value of loaned securities and related collateral outstanding at June 30, 2010 were $24,601,000 and $23,610,000, respectively. The Portfolio received cash collateral of $23,610,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $1,450,000 was received in the form of Domestic and Foreign Treasury Notes, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at June 30, 2010.

(g)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(h)	Rate shown is the yield to maturity at June 30, 2010.
(i)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(j)	All or a portion of the security was pledged as collateral for swap agreements.
(k)	Security has been deemed illiquid at June 30, 2010.

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

+

At June 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $118,223,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $4,011,000 of which $4,186,000 related to appreciated securities and $175,000 related to depreciated securities.

IO	Interest Only
PAC	Planned Amortization Class
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 5 yr. Note	160	$18,936	Sep-10	$275

Short:
U.S. Treasury 10 yr. Note	(76)	(9,314)	Sep-10	(168)

U.S. Treasury 2 yr. Note	(94)	(20,570)	Sep-10	(81)

U.S. Treasury 30 yr. Bond	(6)	(765)	Sep-10	(17)
				$9

Credit Default Swap Agreement

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment (000)	Unrealized Appreciation (Depreciation) (000)

Bank of America
Tyco Electronics Ltd., 6.00%, 10/1/12	Buy	$425	5.00%	6/20/14	$14	$(56)

Interest Rate Swap Agreement

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Credit Suisse	3 Month LIBOR	Receive	2.63%	3/11/15	$9,408	$(355)

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Barclays Capital	$2,605	3 Month LIBOR	Receive	11/15/19	$(362)
JP Morgan Chase	686	3 Month LIBOR	Receive	5/15/21	(110)
					$(472)

LIBOR                                    London Interbank Offered Rate

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010.  (See Notes to Portfolio of Investments for further information regarding the fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$2,083	$—	$2,083
Agency Fixed Rate Mortgages	—	29,919	—	29,919
Asset Backed Securities	—	1,003	—	1,003
Collateralized Mortgage Obligations - Agency Collateral Series	—	288	—	288
Commercial Mortgage Backed Securities	—	2,889	—	2,889
Corporate Bonds
Finance	—	14,988	—	14,988
Industrials	—	11,099	—	11,099
Utilities	—	2,734	—	2,734
Total Corporate Bonds	—	28,821	—	28,821
Mortgage - Other	—	—	@	@
Municipal Bonds	—	1,478	—	1,478
Sovereign	—	564	—	564
U.S. Agency Securities	—	4,076	—	4,076
U.S. Treasury Securities	—	17,176	—	17,176
Total Fixed Income Securities	—	88,297	@	88,297
Short-Term Investments
Investment Company	22,483	—	—	22,483
Repurchase Agreement	—	4,157	—	4,157
U.S. Treasury Securities	—	7,298	—	7,298
Total Short-Term Investments	22,483	11,455	—	33,938
Futures Contracts	275	—	—	275
Total Assets	22,758	99,752	@	122,510

Liabilities:
Futures Contracts	266	—	—	266
Credit Default Swap Agreement	—	56	—	56
Interest Rate Swap Agreement	—	355	—	355
Zero Coupon Swap Agreements	—	472	—	472
Total Liabilities	266	883	—	1,149
Total	$22,492	$98,869	$ @	$121,361

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

Fair Value Measurement Information: (cont’d)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Fixed Income Securities (000)
Balance as of 9/30/09	$ @
Accrued discounts/premiums	—
Realized gains (losses)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 6/30/10	$ @
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/10.	$—

@            Value is less than $500.

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments

Limited Duration Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.8%)
Agency Adjustable Rate Mortgages (1.1%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.53%, 1/1/38	$455	$485
6.04%, 2/1/37	527	562
Federal National Mortgage Association,
Conventional Pools:
2.63%, 5/1/35	1,100	1,148
5.71%, 3/1/38	265	283
		2,478
Agency Bond - Banking (FDIC Guaranteed) (1.0%)
FDIC Structured Sale Guaranteed Notes
Zero Coupon, 10/25/11 (a)(b)	2,300	2,273

Agency Fixed Rate Mortgages (3.0%)
Federal Home Loan Mortgage Corp.,
Gold Pools:
6.50%, 9/1/19 – 11/1/29	21	24
7.50%, 11/1/19	3	3
12.00%, 6/1/15	11	12
Federal National Mortgage Association,
August TBA:
4.00%, 08/15/25	4,600	4,763
Conventional Pools:
6.50%, 3/1/18 – 10/1/32	1,585	1,769
7.00%, 7/1/29 – 12/1/33	76	85
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/16 – 1/15/17	64	71
		6,727
Asset Backed Securities (23.6%)
Ally Auto Receivables Trust
1.45%, 5/15/14	1,325	1,331
Ally Master Owner Trust,
2.10%, 1/15/15 (a)(b)	275	279
2.88%, 4/15/15 (a)	650	660
American Express Credit Account Master Trust,
0.60%, 11/16/15 (b)	2,350	2,345
1.60%, 3/15/17 (b)	2,325	2,411
ARI Fleet Lease Trust
1.80%, 8/15/18 (a)(b)	776	776
Bank of America Auto Trust,
1.70%, 12/15/11 (a)	2,004	2,008
2.13%, 9/15/13 (a)	2,775	2,812
BMW Floorplan Master Owner Trust
1.50%, 9/15/14 (a)(b)	2,600	2,601
Capital Auto Receivables Asset Trust
5.02%, 9/15/11	224	225
Capital One Multi-Asset Execution Trust
0.43%, 9/15/15 (b)	1,355	1,345

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face Amount (000)	Value (000)
Chase Issuance Trust
1.90%, 4/15/14 (b)	$2,765	$2,829
Chesapeake Funding LLC
2.35%, 12/15/20 (a)(b)	1,175	1,181
Citibank Credit Card Issuance Trust
2.25%, 12/23/14	1,950	1,986
CNH Equipment Trust
1.54%, 7/15/14	2,175	2,189
Discover Card Master Trust
1.65%, 12/15/14 (b)	3,000	3,050
Ford Credit Floorplan Master Owner Trust,
1.90%, 9/15/14 (b)	2,600	2,625
4.20%, 2/15/17 (a)	1,150	1,210
GE Capital Credit Card Master Note Trust
2.45%, 4/15/15 (b)	3,850	3,931
Harley-Davidson Motorcycle Trust,
1.74%, 9/15/13	1,200	1,207
1.87%, 2/15/14	1,400	1,414
Huntington Auto Trust
3.94%, 6/17/13 (a)	2,650	2,703
MMAF Equipment Finance LLC
2.37%, 11/15/13 (a)	1,350	1,356
MMCA Automobile Trust
1.39%, 1/15/14 (a)	1,650	1,655
Navistar Financial Corp. Owner Trust
1.47%, 10/18/12 (a)	2,225	2,229
Nissan Master Owner Trust Receivables
1.49%, 1/15/15 (a)(b)	625	627
Toyota Auto Receivables Owner Trust
1.27%, 12/16/13	2,400	2,407
Volvo Financial Equipment LLC
1.06%, 6/15/12 (a)	2,225	2,226
Wheels SPV LLC
1.90%, 3/15/18 (a)(b)	1,139	1,140
		52,758
Collateralized Mortgage Obligations - Agency Collateral Series (1.2%)
Federal Home Loan Mortgage Corp.
REMIC
7.50%, 9/15/29	2,363	2,687

Commercial Mortgage Backed Securities (1.0%)
Bear Stearns Commercial Mortgage Securities
5.20%, 1/12/41 (b)	690	739
LB-UBS Commercial Mortgage Trust
4.37%, 3/15/36	720	730
Wachovia Bank Commercial Mortgage Trust
5.48%, 7/15/41 (b)	665	706
		2,175

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face Amount (000)	Value (000)
Corporate Bonds (55.3%)
Finance (28.0%)
Abbey National Treasury Services PLC
3.88%, 11/10/14 (a)	$1,850	$1,828
American Express Co.
7.25%, 5/20/14	1,680	1,911
ANZ National Int’l Ltd.
2.38%, 12/21/12 (a)	1,105	1,120
Bank One Corp.
5.25%, 1/30/13	1,450	1,544
Barclays Bank PLC
2.50%, 1/23/13	1,030	1,026
BB&T Corp.
3.10%, 7/28/11	1,355	1,378
Capital One Financial Corp.
5.70%, 9/15/11	1,300	1,353
Citigroup, Inc.
6.50%, 8/19/13	1,830	1,951
Commonwealth Bank of Australia
2.75%, 10/15/12 (a)	2,400	2,448
Credit Suisse
5.50%, 5/1/14	840	919
Credit Suisse USA, Inc.
6.13%, 11/15/11	1,040	1,105
Deutsche Bank AG
2.38%, 1/11/13	1,105	1,112
General Electric Capital Corp.
5.45%, 1/15/13	3,455	3,715
Goldman Sachs Group, Inc. (The),
5.25%, 10/15/13	1,315	1,387
5.45%, 11/1/12	440	464
6.88%, 1/15/11	610	626
HSBC Finance Corp.,
6.38%, 10/15/11	285	298
6.75%, 5/15/11	630	656
7.00%, 5/15/12	700	754
JPMorgan Chase & Co.,
3.40%, 6/24/15	995	998
5.38%, 10/1/12	1,920	2,076
KeyCorp
6.50%, 5/14/13	660	722
Macquarie Group Ltd.
7.30%, 8/1/14 (a)	720	794
MBNA Corp.
6.13%, 3/1/13	610	655
Merrill Lynch & Co., Inc.
6.15%, 4/25/13	1,500	1,605
Metropolitan Life Global Funding I
5.75%, 7/25/11 (a)	1,810	1,874

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face Amount (000)	Value (000)
Monumental Global Funding III
5.25%, 1/15/14 (a)	$1,115	$1,215
National Australia Bank Ltd.
5.35%, 6/12/13 (a)	650	705
Nationwide Building Society
4.65%, 2/25/15 (a)	840	859
Nissan Motor Acceptance Corp.
3.25%, 1/30/13 (a)	90	92
Nordea Bank AB
2.50%, 11/13/12 (a)	1,135	1,148
Northern Trust Corp.
5.50%, 8/15/13	1,060	1,180
Principal Life Income Funding Trusts
5.15%, 6/17/11	2,450	2,511
Prudential Financial, Inc.
3.63%, 9/17/12	1,090	1,123
Royal Bank of Scotland PLC (The),
2.63%, 5/11/12 (a)	9,100	9,312
4.88%, 3/16/15	1,205	1,200
Simon Property Group LP
6.75%, 5/15/14	375	422
Standard Chartered PLC
3.85%, 4/27/15 (a)	940	949
Svenska Handelsbanken AB
2.88%, 9/14/12 (a)	1,060	1,076
TD Ameritrade Holding Corp.
2.95%, 12/1/12	1,200	1,224
UBS AG/Stamford CT
3.88%, 1/15/15	1,140	1,136
UnitedHealth Group, Inc.
5.25%, 3/15/11	655	672
Wells Fargo & Co.
3.75%, 10/1/14	2,365	2,424
Xlliac Global Funding
4.80%, 8/10/10 (a)	1,160	1,163
		62,730
Industrials (21.9%)
Agilent Technologies, Inc.
4.45%, 9/14/12	1,325	1,383
Altria Group, Inc.
7.75%, 2/6/14	1,120	1,297
Amphenol Corp.
4.75%, 11/15/14	460	488
Anglo American Capital PLC
9.38%, 4/8/14 (a)	1,100	1,316
Anheuser-Busch InBev Worldwide, Inc.,
2.50%, 3/26/13 (a)	375	380
5.38%, 11/15/14 (a)	785	859

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face Amount (000)	Value (000)
ArcelorMittal
9.00%, 2/15/15	$610	$718
Bacardi Ltd.
7.45%, 4/1/14 (a)	835	974
BAE Systems Holdings, Inc.
4.75%, 8/15/10 (a)	2,200	2,209
BellSouth Corp.
6.00%, 10/15/11	3,670	3,897
Biogen Idec, Inc.
6.00%, 3/1/13	1,040	1,145
BP Capital Markets PLC
5.25%, 11/7/13	440	405
British Telecommunications PLC
9.38%, 12/15/10	1,400	1,448
Bunge Ltd. Finance Corp.
5.35%, 4/15/14	830	877
Comcast Cable Holdings LLC
9.80%, 2/1/12	1,185	1,326
COX Communications, Inc.
4.63%, 6/1/13	690	736
CVS Caremark Corp.
5.75%, 8/15/11	635	664
Daimler Finance North America LLC
7.30%, 1/15/12	1,290	1,391
Delhaize Group S.A.
5.88%, 2/1/14	1,025	1,145
Devon Financing Corp. ULC
6.88%, 9/30/11	1,400	1,495
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/1/14	695	737
Dow Chemical Co. (The)
5.90%, 2/15/15	1,105	1,209
EOG Co. of Canada
7.00%, 12/1/11 (a)	1,325	1,431
Fiserv, Inc.
6.13%, 11/20/12	1,370	1,503
Harley-Davidson Funding Corp.
5.25%, 12/15/12 (a)	820	849
Kraft Foods, Inc.
6.75%, 2/19/14	1,245	1,432
Kroger Co. (The)
7.50%, 1/15/14	725	848
Marriott International, Inc.
4.63%, 6/15/12	1,300	1,347
Medco Health Solutions, Inc.
7.25%, 8/15/13	1,115	1,287
Nexen, Inc.
5.05%, 11/20/13	660	707
Potash Corp. of Saskatchewan, Inc.
5.25%, 5/15/14	1,105	1,220

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face Amount (000)	Value (000)
Rio Tinto Finance USA Ltd.
5.88%, 7/15/13	$1,065	$1,168
Ryder System, Inc.
6.00%, 3/1/13	660	715
Telecom Italia Capital S.A.,
4.88%, 10/1/10	110	111
5.25%, 11/15/13	1,055	1,091
Telefonica Europe BV
7.75%, 9/15/10	925	937
Thermo Fisher Scientific, Inc.
3.25%, 11/20/14	690	713
Time Warner Cable, Inc.
8.25%, 2/14/14	700	828
Time Warner, Inc.
6.88%, 5/1/12	825	899
Union Pacific Corp.
6.50%, 4/15/12	792	861
Verizon Global Funding Corp.
7.25%, 12/1/10	1,140	1,171
Viacom, Inc.
4.38%, 9/15/14	1,100	1,170
Vodafone Group PLC
5.00%, 12/16/13	1,060	1,149
Xerox Corp.
8.25%, 5/15/14	670	786
Yum! Brands, Inc.
8.88%, 4/15/11	850	898
		49,220
Multimedia (0.4%)
News America, Inc.
5.30%, 12/15/14	755	842

Utilities (5.0%)
Columbus Southern Power Co.
4.40%, 12/1/10	1,250	1,265
Dominion Resources, Inc.
5.70%, 9/17/12	1,275	1,379
EDF S.A.
5.50%, 1/26/14 (a)	1,105	1,222
Enel Finance International S.A.
3.88%, 10/7/14 (a)	1,115	1,125
Enterprise Products Operating LLC
7.50%, 2/1/11	1,455	1,499
FirstEnergy Solutions Corp.
4.80%, 2/15/15	755	791
FPL Group Capital, Inc.
5.35%, 6/15/13	825	897

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face Amount (000)	Value (000)
Plains All American Pipeline L.P. / PAA Finance Corp.
4.25%, 9/1/12	$1,140	$1,192
PPL Energy Supply LLC
6.30%, 7/15/13	675	749
Spectra Energy Capital LLC
5.90%, 9/15/13	965	1,051
		11,170
		123,962
Mortgages - Other (0.4%)
FDIC Structured Sale Guaranteed Notes
0.90%, 2/25/48 (a)(b)	918	922

Non-U.S. Government - Guaranteed (5.2%)
Commonwealth Bank of Australia
2.50%, 12/10/12 (a)	2,300	2,362
Swedbank AB
2.90%, 1/14/13 (a)	5,900	6,114
Westpac Securities NZ Ltd.
2.50%, 5/25/12 (a)	3,020	3,090
		11,566
Sovereign (1.1%)
Kingdom of Denmark
2.75%, 11/15/11	2,448	2,514

U.S. Treasury Securities (5.9%)
U.S. Treasury Bonds,
3.50%, 2/15/39	200	186
7.50%, 11/15/24	7,580	10,997
U.S. Treasury Note
3.63%, 2/15/20	1,843	1,947
		13,130
Total Fixed Income Securities (Cost $216,899)		221,192

Shares
Short-Term Investments (4.4%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c)	7,211,012	7,211

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (1.2%)
U.S. Treasury Bills,
0.13%, 10/28/10 (d)(e)(f)	$270	$270
0.14%, 10/28/10 (d)(e)(f)	272	272
0.17%, 10/28/10 (d)(e)(f)	290	290
0.20%, 10/28/10 (d)(e)(f)	1,490	1,489
0.21%, 10/28/10 (d)(e)(f)	50	50
0.22%, 10/28/10 (d)(e)(f)	390	389
		2,760
Total Short-Term Investments (Cost $9,971)		9,971
Total Investments (103.2%) (Cost $226,870) +		231,163
Liabilities in Excess of Other Assets (-3.2%)		(7,119)
Net Assets (100.0%)		$224,044

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2010.
(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(d)	Rate shown is the yield to maturity at June 30, 2010.
(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(f)	All or a portion of the security was pledged as collateral for swap agreements.
+

At June 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $226,870,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $4,293,000 of which $4,490,000 related to appreciated securities and $197,000 related to depreciated securities.

REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Note	55	$6,740	Sep-10	$115

U.S. Treasury 5 yr. Note	203	24,025	Sep-10	365

Short:
U.S. Treasury 2 yr. Note	(317)	(69,368)	Sep-10	(283)

U.S. Treasury 30 yr. Bond	(12)	(1,530)	Sep-10	(38)
				$159

Interest Rate Swap Agreement

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America, N.A.	3 Month LIBOR	Receive	2.625%	3/11/15	$22,371	$(845)

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Barclays Capital	$3,918	3 Month LIBOR	Pay	11/15/19	$(544)
Deutsche Bank	7,050	3 Month LIBOR	Pay	11/15/21	(30)
Deutsche Bank	4,009	3 Month LIBOR	Pay	11/15/21	(495)
JPMorgan Chase	186	3 Month LIBOR	Pay	11/15/19	(23)
JPMorgan Chase	4,419	3 Month LIBOR	Receive	11/15/20	(686)
					$(1,778)

LIBOR    London Interbank Offered Rate

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010.  (See Notes to Portfolio of Investments for further information regarding the fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$2,478	$—	$2,478
Agency Bond - Banking (FDIC Guaranteed)	—	2,273	—	2,273
Agency Fixed Rate Mortgages	—	6,727	—	6,727
Asset Backed Securities	—	52,758	—	52,758
Collateralized Mortgage Obligations - Agency Collateral Series	—	2,687	—	2,687
Commercial Mortgage Backed Securities	—	2,175	—	2,175
Corporate Bonds
Finance	—	62,730	—	62,730
Industrials	—	49,220	—	49,220
Multimedia	—	842	—	842
Utilities	—	11,170	—	11,170
Total Corporate Bonds	—	123,962	—	123,962
Mortgages - Other	—	922	—	922
Non-U.S. Government - Guaranteed	—	11,566	—	11,566
Sovereign	—	2,514	—	2,514
U.S. Treasury Securities	—	13,130	—	13,130
Total Fixed Income Securities	—	221,192	—	221,192
Short-Term Investments
Investment Company	7,211	—	—	7,211
U.S. Treasury Securities	—	2,760	—	2,760
Total Short-Term Investments	7,211	2,760	—	9,971
Futures Contracts	480	—	—	480
Total Assets	7,691	223,952	—	231,643

Liabilities:
Futures Contracts	321	—	—	321
Interest Rate Swap Agreement	—	845	—	845
Zero Coupon Swap Agreements	—	1,778	—	1,778
Total Liabilities	321	2,623	—	2,944
Total	$7,370	$221,329	$—	$228,699

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments

Long Duration Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.8%)
Corporate Bonds (50.3%)
Finance (11.9%)
ACE INA Holdings, Inc.
6.70%, 5/15/36	$40	$46
Aetna, Inc.
6.63%, 6/15/36	40	45
Aflac, Inc.
6.90%, 12/17/39	75	78
AIG SunAmerica Global Financing X
6.90%, 3/15/32 (a)	17	16
Allstate Corp. (The),
5.95%, 4/1/36	65	67
6.13%, 12/15/32	30	31
American Express Co.
8.13%, 5/20/19	55	68
AvalonBay Communities, Inc.
6.10%, 3/15/20	50	55
Barclays Bank PLC
5.13%, 1/8/20	100	100
Bear Stearns Cos. LLC (The)
7.25%, 2/1/18	45	53
Chubb Corp.
6.50%, 5/15/38	60	69
Citigroup, Inc.,
5.85%, 12/11/34	225	214
6.88%, 3/5/38	45	47
8.13%, 7/15/39	100	120
Credit Suisse USA, Inc.
7.13%, 7/15/32	50	62
Farmers Exchange Capital
7.05%, 7/15/28 (a)	100	96
General Electric Capital Corp.,
5.88%, 1/14/38	405	398
6.15%, 8/7/37	5	5
6.75%, 3/15/32	100	108
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/37	315	310
Hartford Financial Services Group, Inc.
6.63%, 3/30/40	75	70
HSBC Holdings PLC
6.50%, 5/2/36	235	244
JPMorgan Chase & Co.
6.40%, 5/15/38	175	203
JPMorgan Chase Capital XXVII
7.00%, 11/1/39	110	112
Lincoln National Corp.
6.30%, 10/9/37	20	19
Lloyds TSB Bank PLC
5.80%, 1/13/20 (a)	100	95
Merrill Lynch & Co., Inc.
7.75%, 5/14/38	175	188
MetLife, Inc.,

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Long Duration Fixed Income Portfolio

	Face Amount (000)	Value (000)
5.70%, 6/15/35	$95	$93
10.75%, 8/1/69	30	36
Nationwide Building Society
6.25%, 2/25/20 (a)	100	106
Principal Financial Group, Inc.
6.05%, 10/15/36	70	66
Protective Life Corp.
8.45%, 10/15/39	50	53
Prudential Financial, Inc.,
5.90%, 3/17/36	30	29
6.63%, 12/1/37 – 6/21/40	80	83
UnitedHealth Group, Inc.,
5.80%, 3/15/36	80	81
6.88%, 2/15/38	50	57
Wachovia Corp.
5.50%, 8/1/35	175	163
WellPoint, Inc.,
5.95%, 12/15/34	15	15
6.38%, 6/15/37	25	27
		3,728
Industrials (29.6%)
Agrium, Inc.
7.13%, 5/23/36	105	123
Alcoa, Inc.
5.95%, 2/1/37	125	107
Altria Group, Inc.,
9.95%, 11/10/38	45	59
10.20%, 2/6/39	80	108
Anadarko Petroleum Corp.
6.20%, 3/15/40	150	119
Anheuser-Busch InBev Worldwide, Inc.,
8.00%, 11/15/39 (a)	40	52
8.20%, 1/15/39 (a)	85	112
ArcelorMittal
7.00%, 10/15/39	60	64
AT&T Corp.
8.00%, 11/15/31	375	484
AT&T, Inc.
6.30%, 1/15/38	30	33
BellSouth Corp.
6.55%, 6/15/34	80	88
Browning-Ferris Industries, Inc.
7.40%, 9/15/35	50	60
BSKYB Finance UK PLC
6.50%, 10/15/35 (a)	50	54
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	40	48
Burlington Northern Santa Fe LLC
6.15%, 5/1/37	55	62

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Long Duration Fixed Income Portfolio

	Face Amount (000)	Value (000)
CBS Corp.
7.88%, 7/30/30	$35	$41
Cenovus Energy, Inc.
6.75%, 11/15/39 (a)	125	143
Comcast Corp.,
6.40%, 5/15/38	160	173
6.45%, 3/15/37	10	11
6.95%, 8/15/37	100	114
ConAgra Foods, Inc.,
7.00%, 10/1/28	20	24
8.25%, 9/15/30	80	103
Corning, Inc.
7.25%, 8/15/36	50	56
COX Communications, Inc.
8.38%, 3/1/39 (a)	20	27
CSX Corp.
6.15%, 5/1/37	60	66
CVS Pass-Through Trust,
6.04%, 12/10/28	101	103
8.35%, 7/10/31 (a)	30	36
Daimler Finance North America LLC
8.50%, 1/18/31	65	83
Delhaize America, Inc.
9.00%, 4/15/31	60	82
Deutsche Telekom International Finance BV
8.75%, 6/15/30	85	110
DIRECTV Holdings LLC
6.35%, 3/15/40	40	43
Dr Pepper Snapple Group, Inc.
7.45%, 5/1/38	75	97
EnCana Corp.,
6.50%, 2/1/38	20	22
6.63%, 8/15/37	45	50
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (a)	60	63
Hess Corp.
7.13%, 3/15/33	55	64
H.J. Heinz Finance Co.
6.75%, 3/15/32	45	52
Holcim Capital Corp. Ltd.
6.88%, 9/29/39 (a)	100	108
Home Depot, Inc.
5.88%, 12/16/36	120	123
International Business Machines Corp.,
5.60%, 11/30/39	110	123
5.88%, 11/29/32	60	68
International Paper Co.
7.30%, 11/15/39	95	105

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Long Duration Fixed Income Portfolio

	Face Amount (000)	Value (000)
JC Penney Corp., Inc.
7.40%, 4/1/37	$50	$50
KLA-Tencor Corp.
6.90%, 5/1/18	45	50
Kohl’s Corp.
6.88%, 12/15/37	55	67
Koninklijke KPN NV
8.38%, 10/1/30	25	33
Koninklijke Philips Electronics NV
6.88%, 3/11/38	70	87
Kraft Foods, Inc.,
6.50%, 2/9/40	60	67
6.88%, 1/26/39	155	180
Kroger Co. (The)
6.90%, 4/15/38	80	97
Lorillard Tobacco Co.
8.13%, 5/1/40	45	47
Lowe’s Cos., Inc.
6.65%, 9/15/37	45	54
Marathon Oil Corp.
6.60%, 10/1/37	30	33
Meccanica Holdings USA
6.25%, 1/15/40 (a)	100	93
Motiva Enterprises LLC
6.85%, 1/15/40 (a)	100	115
NBC Universal, Inc.
6.40%, 4/30/40 (a)	45	48
Newmont Mining Corp.
6.25%, 10/1/39	150	164
News America, Inc.,
6.40%, 12/15/35	160	175
6.65%, 11/15/37	15	17
7.85%, 3/1/39	40	50
Nexen, Inc.
7.50%, 7/30/39	125	147
Nokia Oyj
6.63%, 5/15/39	85	94
Norfolk Southern Corp.
7.05%, 5/1/37	80	99
Petro-Canada,
5.95%, 5/15/35	55	58
6.80%, 5/15/38	100	115
Petrobras International Finance Co. — Pifco
6.88%, 1/20/40	95	96
Pfizer, Inc.
7.20%, 3/15/39	70	92
Philip Morris International, Inc.
6.38%, 5/16/38	90	106
Potash Corp. of Saskatchewan, Inc.
5.88%, 12/1/36	85	92

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Long Duration Fixed Income Portfolio

	Face Amount (000)	Value (000)
Qwest Corp.
6.88%, 9/15/33	$40	$37
Ralcorp Holdings, Inc.
6.63%, 8/15/39	85	93
Rio Tinto Alcan, Inc.
6.13%, 12/15/33	25	27
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	100	119
Roche Holdings, Inc.
7.00%, 3/1/39 (a)	95	124
Southern Copper Corp.
6.75%, 4/16/40	45	45
Talisman Energy, Inc.
6.25%, 2/1/38	45	48
Target Corp.
7.00%, 1/15/38	100	128
Telecom Italia Capital SA
7.20%, 7/18/36	185	180
Telefonica Europe BV
8.25%, 9/15/30	115	142
Teva Pharmaceutical Finance Co. LLC
6.15%, 2/1/36	25	29
Time Warner Cable, Inc.,
6.55%, 5/1/37	85	92
6.75%, 6/15/39	75	83
Time Warner, Inc.
7.70%, 5/1/32	240	290
Transocean, Inc.
6.80%, 3/15/38	80	72
TRW, Inc. DEB
7.75%, 6/1/29	10	13
Union Pacific Corp.
6.25%, 5/1/34	115	132
Vale Overseas Ltd.
6.88%, 11/21/36 – 11/10/39	190	199
Valero Energy Corp.,
6.63%, 6/15/37	65	64
9.38%, 3/15/19	40	49
Verizon Communications, Inc.,
5.85%, 9/15/35	230	238
8.95%, 3/1/39	115	163
VF Corp.
6.45%, 11/1/37	45	51
Viacom, Inc.
6.88%, 4/30/36	110	125
Vivendi SA
6.63%, 4/4/18 (a)	40	45
Vodafone Group PLC
6.15%, 2/27/37	45	47
Wal-Mart Stores, Inc.,

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Long Duration Fixed Income Portfolio

	Face Amount (000)	Value (000)
5.25%, 9/1/35	$100	$106
6.50%, 8/15/37	35	43
Waste Management, Inc.
6.13%, 11/30/39	95	103
Weatherford International Ltd.,
7.00%, 3/15/38	80	76
9.63%, 3/1/19	35	42
Williams Cos., Inc. (The)
7.75%, 6/15/31	123	133
Wyeth
5.95%, 4/1/37	35	40
Xerox Corp.
5.63%, 12/15/19	20	21
Yum! Brands, Inc.
6.88%, 11/15/37	75	86
		9,274
Utilities (8.8%)
CenterPoint Energy Resources Corp.
6.25%, 2/1/37	25	27
Columbus Southern Power Co.
6.60%, 3/1/33	30	35
Constellation Energy Group, Inc.
7.60%, 4/1/32	75	91
Consumers Energy Co.
5.65%, 4/15/20	40	44
Detroit Edison Co. (The)
6.35%, 10/15/32	90	102
E.ON International Finance BV
6.65%, 4/30/38 (a)	25	30
EDF SA
5.60%, 1/27/40 (a)	30	31
Enbridge Energy Partners LP
7.50%, 4/15/38	50	59
ENEL Finance International SA
6.00%, 10/7/39 (a)	100	97
Energy Transfer Partners LP,
7.50%, 7/1/38	60	61
9.00%, 4/15/19	40	47
Entergy Louisiana LLC
5.40%, 11/1/24	50	55
Enterprise Products Operating LLC,
6.88%, 3/1/33	95	104
6.65%, 10/15/34	30	32
Exelon Generation Co. LLC
6.25%, 10/1/39	140	150

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Long Duration Fixed Income Portfolio

	Face Amount (000)	Value (000)
FirstEnergy Solutions Corp.
6.80%, 8/15/39	$180	$179
Georgia Power Co.
5.40%, 6/1/40	115	119
Kinder Morgan Energy Partners LP,
6.50%, 2/1/37	65	66
6.95%, 1/15/38	120	128
7.30%, 8/15/33	5	5
Nevada Power Co.
6.65%, 4/1/36	125	143
Nisource Finance Corp.
6.13%, 3/1/22	85	91
Ohio Edison Co.
6.88%, 7/15/36	65	73
Ohio Power Co.
6.60%, 2/15/33	110	124
Oncor Electric Delivery Co. LLC
7.50%, 9/1/38	25	31
Oneok Partners LP
6.85%, 10/15/37	75	79
Plains All American Pipeline LP / PAA Finance Corp.,
6.65%, 1/15/37	40	40
6.70%, 5/15/36	75	75
PPL Electric Utilities Corp.
6.45%, 8/15/37	30	36
Sempra Energy
6.00%, 10/15/39	125	133
Spectra Energy Capital LLC
7.50%, 9/15/38	45	51
Tennessee Gas Pipeline Co.
7.00%, 10/15/28	125	133
Texas Eastern Transmission LP
7.00%, 7/15/32	55	65
TransCanada PipeLines Ltd.
7.63%, 1/15/39	125	160
Williams Partners LP
6.30%, 4/15/40 (a)	50	50
		2,746
		15,748
Municipal Bonds (6.7%)
American Municipal Power-Ohio Inc,
6.05%, 2/15/43	55	58
6.45%, 2/15/44	60	63
Bay Area Toll Authority
6.26%, 4/1/49	125	133
Chicago Board of Education
6.14%, 12/1/39	50	52

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Long Duration Fixed Income Portfolio

	Face Amount (000)	Value (000)
Chicago Transit Authority
6.20%, 12/1/40	$130	$137
City of New York
5.97%, 3/1/36	120	127
County of Clark
6.82%, 7/1/45	105	120
County of Cook
6.23%, 11/15/34	45	45
District of Columbia
5.59%, 12/1/34	65	71
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds
6.18%, 1/1/34	70	73
Indianapolis Local Public Improvement Bond Bank
6.12%, 1/15/40	35	38
Los Angeles Unified School District/CA
6.76%, 7/1/34	45	52
Metropolitan Transportation Authority
6.67%, 11/15/39	140	156
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	65	64
6.66%, 4/1/57	110	109
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/40	115	129
New York City Municipal Water Finance Authority
5.72%, 6/15/42	30	31
New York City Transitional Finance Authority
5.27%, 5/1/27	120	126
North Texas Tollway Authority
6.72%, 1/1/49	90	102
San Diego County Water Authority
6.14%, 5/1/49	25	28
San Francisco City & County Public Utilities Commission
6.00%, 11/1/40	55	57
State of California
7.55%, 4/1/39	160	175
State of Illinois
6.63%, 2/1/35	50	49
State of Washington
5.09%, 8/1/33	90	92
		2,087
Sovereign (3.7%)
Federative Republic of Brazil
8.25%, 1/20/34	350	464
Italian Republic
5.38%, 6/15/33	55	54

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Long Duration Fixed Income Portfolio

	Face Amount (000)	Value (000)
Province of Quebec Canada
7.50%, 9/15/29	$179	$246
Republic of Panama,
8.88%, 9/30/27	44	59
9.38%, 4/1/29	43	60
Republic of Peru
8.75%, 11/21/33	65	88
United Mexican States
6.05%, 1/11/40	165	175
		1,146
U.S. Agency Securities (3.2%)
Federal Home Loan Mortgage Corp.,
6.25%, 7/15/32	160	203
6.75%, 3/15/31	500	664
Federal National Mortgage Association
7.25%, 5/15/30	100	138
		1,005
U.S. Treasury Securities (34.9%)
U.S. Treasury Bonds,
3.50%, 2/15/39	2,950	2,741
4.25%, 5/15/39	250	264
4.38%, 11/15/39	600	648
4.63%, 2/15/40	200	225
6.13%, 11/15/27	1,170	1,540
6.63%, 2/15/27	1,400	1,928
6.75%, 8/15/26	100	139
6.88%, 8/15/25	230	319
7.13%, 2/15/23	239	331
7.50%, 11/15/24	835	1,211
7.63%, 11/15/22	395	567
U.S. Treasury Notes,
3.13%, 4/30/17	500	523
3.63%, 2/15/20	480	507
		10,943
Total Fixed Income Securities (Cost $28,302)		30,929

	Shares
Short-Term Investments (1.2%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b)	104,790	105

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Long Duration Fixed Income Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Security (0.9%)
U.S. Treasury Bill
0.20%, 10/28/10 (c)(d)(e)	$300	$300
Total Short-Term Investments (Cost $405)		405
Total Investments (100.0%) (Cost $28,707) +		31,334
Liabilities in Excess of Other Assets (-0.0%)		(8)
Net Assets (100.0%)		$31,326

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the  Portfolio in the Liquidity Fund.

(c)	Rate shown is the yield to maturity at June 30, 2010.
(d)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(e)	All or a portion of the security was pledged as collateral for swap agreements.
+

At June 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $28,707,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $2,627,000 of which $2,741,000 related to appreciated securities and $114,000 related to depreciated securities.

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Long Duration Fixed Income Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Note	2	$245	Sep-10	$5
U.S. Treasury 30 yr. Bond	11	1,403	Sep-10	35
U.S. Treasury 5 yr. Note	51	6,036	Sep-10	94

Short:
U.S. Treasury 2 yr. Note	(60)	(13,130)	Sep-10	(48)
				$86

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Pay	5.45%	5/5/25	CAD	1,430	$(3)
Bank of America	3 Month LIBOR	Receive	4.92	5/7/25	$1,370		(16)
Credit Suisse	3 Month LIBOR	Receive	2.63	3/11/15	3,100		(117)
							$(136)

CAD – Canadian Dollar

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Barclays Capital	$609	3 Month LIBOR	Receive	11/15/19	$(84)
Barclays Capital	995	3 Month LIBOR	Pay	11/15/19	(1)
Deutsche Bank	370	3 Month LIBOR	Receive	11/15/21	(46)
JPMorgan Chase	276	3 Month LIBOR	Receive	11/15/19	(35)
JPMorgan Chase	256	3 Month LIBOR	Receive	11/15/21	(37)
					$(203)

LIBOR     London Interbank Offered Rate

2010 Third Quarter Report

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Long Duration Fixed Income Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010.  (See Notes to Portfolio of Investments for further information regarding the fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities Corporate Bonds
Finance	$—	$3,728	$—	$3,728
Industrials	—	9,274	—	9,274
Utilities	—	2,746	—	2,746
Total Corporate Bonds	—	15,748	—	15,748
Municipal Bonds	—	2,087	—	2,087
Sovereign	—	1,146	—	1,146
U.S. Agency Securities	—	1,005	—	1,005
U.S. Treasury Securities	—	10,943	—	10,943
Total Fixed Income Securities	—	30,929	—	30,929
Short-Term Investments
Investment Company	105	—	—	105
U.S. Treasury Security	—	300	—	300
Total Short-Term Investments	105	300	—	405
Futures Contracts	134	—	—	134
Total Assets	239	31,229	—	31,468

Liabilities:
Futures Contract	48	—	—	48
Interest Rate Swap Agreements	—	136	—	136
Zero Coupon Swap Agreements	—	203	—	203
Total Liabilities	48	339	—	387
Total	$191	$30,890	$—	$31,081

Notes to Portfolio of Investments (unaudited)

Fair Value Measurement: In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolios’ investments. The inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees (the “Trustees”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Trustees. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Trustees, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Trustees.

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 19, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 19, 2010

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